UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International New Discovery Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/10

MIO-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Christian Dior S.A.	1.7%
Synthes, Inc.	1.2%
Konica Minolta Holdings, Inc.	1.2%
Bunzl PLC	1.1%
Novo Nordisk A/S, “B”	1.1%
Royal KPN N.V.	1.0%
TNT N.V.	1.0%
Kerry Group PLC	1.0%
Keppel Corp. NPV	1.0%
Intertek Group PLC	0.9%

Equity sectors
Financial Services	17.4%
Consumer Staples	10.8%
Special Products & Services	10.3%
Health Care	10.1%
Basic Materials	8.9%
Technology	7.3%
Retailing	6.8%
Industrial Goods & Services	6.3%
Energy	5.3%
Utilities & Communications	5.1%
Leisure	3.2%
Transportation	2.9%
Autos & Housing	2.8%

Issuer country weightings
Japan	14.6%
United Kingdom	13.7%
Germany	7.4%
Brazil	7.2%
United States	5.7%
Australia	5.6%
France	5.4%
Hong Kong	4.0%
Netherlands	3.7%
Other Countries	32.7%

Percentages are based on net assets as of 3/31/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2009 through March 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	1.43%	$1,000.00	$1,093.64	$7.46
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
B	Actual	2.18%	$1,000.00	$1,090.11	$11.36
	Hypothetical (h)	2.18%	$1,000.00	$1,014.06	$10.95
C	Actual	2.18%	$1,000.00	$1,090.20	$11.36
	Hypothetical (h)	2.18%	$1,000.00	$1,014.06	$10.95
I	Actual	1.18%	$1,000.00	$1,095.13	$6.16
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
R1	Actual	2.18%	$1,000.00	$1,089.87	$11.36
	Hypothetical (h)	2.18%	$1,000.00	$1,014.06	$10.95
R2	Actual	1.68%	$1,000.00	$1,092.79	$8.77
	Hypothetical (h)	1.68%	$1,000.00	$1,016.55	$8.45
R3	Actual	1.43%	$1,000.00	$1,094.38	$7.47
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
R4	Actual	1.18%	$1,000.00	$1,095.35	$6.16
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
529A	Actual	1.53%	$1,000.00	$1,092.99	$7.98
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
529B	Actual	2.28%	$1,000.00	$1,089.65	$11.88
	Hypothetical (h)	2.28%	$1,000.00	$1,013.56	$11.45
529C	Actual	2.28%	$1,000.00	$1,089.26	$11.88
	Hypothetical (h)	2.28%	$1,000.00	$1,013.56	$11.45

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

3/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Meggitt PLC	1,837,786	$8,525,485

Airlines - 0.8%
Cathay Pacific Airways Ltd.	5,949,000	$12,535,099
Copa Holdings S.A., “A”	107,780	6,553,024

		$19,088,123
Alcoholic Beverages - 2.1%
Carlsberg Group	72,700	$6,101,640
Companhia de Bebidas das Americas, ADR	107,203	9,826,227
Davide Campari-Milano S.p.A.	483,917	5,173,264
Foster’s Group Ltd.	2,297,169	11,151,305
Heineken Holding N.V.	136,004	6,049,955
Pernod Ricard S.A.	153,438	13,029,244

		$51,331,635
Apparel Manufacturers - 1.9%
Billabong International Ltd.	848,437	$8,797,821
Burberry Group PLC	758,690	8,226,125
Compagnie Financiere Richemont S.A.	172,627	6,684,712
GERRY WEBER International AG	8,595	298,347
Li & Fung Ltd.	1,795,000	8,831,375
Stella International Holdings Ltd.	6,393,000	13,075,421

		$45,913,801
Automotive - 0.3%
PT Astra International Tbk.	1,445,000	$6,653,717

Biotechnology - 0.4%
Actelion Ltd. (a)	127,884	$5,818,091
Lonza Group AG	44,248	3,608,998

		$9,427,089
Broadcasting - 0.5%
Grupo Televisa S.A., ADR	411,290	$8,645,316
Rightmove PLC	331,500	3,390,565

		$12,035,881

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 3.9%
Aberdeen Asset Management PLC	5,280,445	$10,416,998
Bolsa Mexicana de Valores S.A. de C.V. (a)	3,702,000	5,862,716
Daiwa Securities Group, Inc.	2,052,000	10,798,845
Deutsche Boerse AG	243,900	18,078,764
GAM Holding Ltd.	126,423	1,552,710
Hong Kong Exchanges & Clearing Ltd.	257,400	4,296,492
ICAP PLC	640,164	3,631,277
IG Group Holdings PLC	2,497,655	15,244,151
Osaka Securities Exchange Co. Ltd.	2,629	13,751,000
Rathbone Brothers PLC	641,435	8,517,055
Van Lanschot N.V.	48,159	2,276,609

		$94,426,617
Business Services - 7.0%
Amadeus Fire AG (h)	263,777	$6,697,884
Bunzl PLC	2,491,376	27,258,581
Cabcharge Australia Ltd. (l)	1,659,900	8,743,210
Capgemini	93,879	4,624,311
Companhia Brasileira de Meios de Pagamento	462,740	4,358,476
CTS Eventim AG	168,850	8,574,953
Electrocomponents PLC	1,130,717	3,774,899
Homeserve PLC	202,417	5,504,447
Infosys Technology Ltd.	285,260	16,621,581
Intertek Group PLC	1,007,639	22,294,164
JFE Shoji Holdings, Inc.	469,951	1,980,540
Kloeckner & Co. AG (a)	260,892	7,711,700
Kroton Educacional S.A., IEU	564,716	5,271,339
Nomura Research Institute Ltd.	637,000	14,512,889
Redecard S.A.	268,200	4,961,779
Sodexo	216,434	12,935,451
TAKKT AG	357,368	4,151,040
USS Co. Ltd.	99,820	6,779,944

		$166,757,188
Cable TV - 0.1%
Naspers	70,000	$3,041,702

Chemicals - 1.3%
Nufarm Ltd.	1,198,651	$9,052,523
Syngenta AG	57,898	16,077,897
Victrex PLC	372,623	4,978,835

		$30,109,255

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.0%
OBIC Co. Ltd.	95,040	$17,261,517
Totvs S.A.	116,100	7,311,294

		$24,572,811
Computer Software - Systems - 3.6%
Acer, Inc.	4,161,330	$12,290,848
Fujitsu Ltd.	1,300,000	8,510,001
Hon Hai Precision Industry Co. Ltd.	1,035,050	4,481,371
Konica Minolta Holdings, Inc.	2,502,000	29,197,583
Ricoh Co. Ltd.	521,000	8,136,271
Venture Corp. Ltd.	3,304,000	20,594,646
Wincor Nixdorf AG	58,964	3,993,932

		$87,204,652
Conglomerates - 2.2%
Ansell Ltd.	1,121,720	$12,496,265
DCC PLC	163,856	4,249,192
First Pacific Co. Ltd.	8,136,000	5,270,835
Keppel Corp. NPV	3,492,000	22,764,959
Smiths Group PLC	262,605	4,526,995
Tomkins PLC	822,800	2,946,694

		$52,254,940
Construction - 2.5%
Anhui Conch Cement Co. Ltd.	1,478,000	$9,765,451
Bellway PLC	1,052,076	12,293,245
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,834,261
CRH PLC	117,216	2,927,296
Duratex S.A.	1,622,775	14,007,139
Geberit AG	52,784	9,446,454
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	1,296,500	3,071,437
Wienerberger AG (a)	243,268	4,737,978

		$60,083,261
Consumer Products - 5.4%
Beiersdorf AG	208,068	$12,445,283
Christian Dior S.A.	390,842	41,692,811
Dabur India Ltd.	4,092,781	14,476,748
Hengan International Group Co. Ltd.	1,234,000	9,202,254
Henkel KGaA, IPS	374,206	20,146,094
Kimberly-Clark de Mexico S.A. de C.V., “A”	965,060	5,472,479
Kose Corp.	179,500	4,214,381
Milbon Co. Ltd.	157,300	3,600,620

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Natura Cosmeticos S.A.	240,530	$4,882,691
PZ Cussons	427,300	1,765,669
Shiseido Co. Ltd.	206,600	4,486,020
Uni-Charm Corp.	73,000	7,050,915

		$129,435,965
Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A., IEU (a)	651,400	$9,446,738
Rakuten NPV	5,553	4,015,219
Thomas Cook Group PLC	1,188,852	4,867,416

		$18,329,373
Containers - 0.6%
Mayr-Melnhof Karton AG	85,690	$8,101,604
Viscofan S.A.	207,728	5,454,238

		$13,555,842
Electrical Equipment - 0.9%
Legrand S.A.	289,820	$9,155,908
OMRON Corp.	78,821	1,829,517
Prysmian S.p.A.	113,356	2,227,667
Spectris PLC	699,270	8,780,952

		$21,994,044
Electronics - 1.9%
Advantech Co. Ltd.	5,919,352	$12,637,196
ASM Pacific Technology Ltd.	246,700	2,336,966
ASML Holding N.V.	162,984	5,824,755
Domino Printing Sciences PLC	249	1,463
Halma PLC	1,188,055	4,546,847
Hirose Electric Co. Ltd.	68,408	7,887,884
Hoya Corp.	339,300	9,323,582
Melexis N.V. (a)	237,947	2,474,650

		$45,033,343
Energy - Independent - 3.4%
Arch Coal, Inc.	246,050	$5,622,243
Cairn Energy PLC (a)	2,900,000	18,351,128
Cobalt International Energy, Inc. (a)	400,900	5,452,240
Galp Energia SGPS S.A.	634,367	11,018,548
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,677,444
Nexen, Inc.	501,065	12,397,739
Niko Resources Ltd.	82,600	8,810,179

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
OMV AG	151,731	$5,693,108
PTT Exploration & Production Public Co. Ltd.	1,479,300	6,793,754
Santos Ltd.	409,222	5,505,161

		$81,321,544
Engineering - Construction - 2.3%
Aker Kvaerner A.S.A.	716,559	$11,212,812
Downer EDI Ltd.	1,370,500	9,507,753
Fluor Corp.	121,600	5,655,616
JGC Corp.	750,000	13,381,110
North American Energy Partners, Inc. (a)	1,108,471	10,630,237
Toshiba Plant Kensetsu Co. Ltd.	329,000	3,702,086

		$54,089,614
Food & Beverages - 2.1%
Associated British Foods PLC	883,707	$13,121,933
Cranswick PLC	8,402	102,638
Grupo Continental S.A.	2,791,290	8,414,225
Kerry Group PLC	754,563	23,440,462
Unicharm Petcare Corp.	198,400	6,296,425

		$51,375,683
Food & Drug Stores - 1.0%
Dairy Farm International Holdings Ltd.	636,300	$4,199,580
FamilyMart Co. Ltd.	111,500	3,548,107
Lawson, Inc.	260,700	11,126,249
Sundrug Co. Ltd.	186,100	4,419,104

		$23,293,040
Forest & Paper Products - 0.6%
Suzano Papel e Celulose S.A., IPS	999,400	$13,656,153

Gaming & Lodging - 1.6%
Genting Berhad	1,577,800	$3,192,361
Ladbrokes PLC	2,536,114	6,119,199
Paddy Power PLC	125,840	4,481,998
Sands China Ltd. (a)	9,958,400	15,827,241
William Hill PLC	2,801,414	8,978,420

		$38,599,219
General Merchandise - 0.6%
Dunelm Group PLC	400,000	$2,242,258
Lotte Shopping Co. Ltd.	45,434	13,171,021

		$15,413,279

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.4%
Odontoprev S.A.	305,500	$10,607,937

Insurance - 5.0%
ACE Ltd.	62,840	$3,286,532
Admiral Group PLC	610,199	12,222,896
Aflac, Inc.	81,759	4,438,696
Amlin PLC	1,340,126	7,892,562
Aspen Insurance Holdings Ltd.	381,685	11,007,795
Catlin Group Ltd.	1,488,461	8,135,980
China Pacific Insurance (Group) Co. Ltd (a)	632,600	2,802,774
CNP Assurances S.A.	144,392	13,636,012
Hiscox Ltd.	2,384,979	12,109,862
Jardine Lloyd Thompson Group PLC	594,060	5,003,248
QBE Insurance Group Ltd.	665,161	12,714,319
Samsung Fire & Marine Insurance Co. Ltd. (a)	44,918	7,205,459
SNS REAAL Groep N.V. (a)	598,257	3,750,094
Storebrand A.S.A. (a)	2,000,000	15,813,030

		$120,019,259
Internet - 0.4%
Iliad S.A. (l)	82,442	$8,501,594
Universo Online S.A., IPS	393,500	2,301,234

		$10,802,828
Leisure & Toys - 0.6%
Sankyo Co. Ltd.	230,200	$11,388,116
Shimano, Inc.	50,200	2,220,312

		$13,608,428
Machinery & Tools - 2.7%
Beml Ltd.	303,020	$7,084,303
Faiveley SA	33,600	2,741,517
GEA Group AG	750,500	17,394,454
Glory Ltd.	429,400	10,664,957
Neopost S.A.	116,829	9,336,735
Rotork PLC	166,366	3,542,020
Sandvik AB	712,600	8,906,760
Union Tool Co.	183,700	5,138,255

		$64,809,001
Major Banks - 1.0%
Banco Santander Chile, ADR	120,130	$8,195,269
Julius Baer Group Ltd.	126,423	4,586,191

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
KBC Group N.V. (a)	210,322	$10,185,380
Oversea-Chinese Banking Corp. Ltd.	165,000	1,027,306

		$23,994,146
Medical & Health Technology & Services - 2.5%
Diagnosticos da America S.A.	945,600	$8,294,970
Fleury S.A. (a)	524,100	5,599,516
Fresenius Medical Care AG & Co. KGaA	142,490	8,039,771
Kobayashi Pharmaceutical Co. Ltd.	321,800	13,252,006
Miraca Holdings, Inc.	502,800	15,327,629
SSL International PLC	704,448	8,690,969

		$59,204,861
Medical Equipment - 3.7%
Cochlear Ltd.	272,910	$18,241,748
Essilor International S.A.	183,209	11,697,020
QIAGEN N.V. (a)	233,493	5,377,013
Synthes, Inc.	234,787	29,303,840
Terumo Corp.	72,100	3,840,603
Waters Corp.	62,687	4,233,880
Zimmer Holdings, Inc. (a)(s)	287,464	17,017,869

		$89,711,973
Metals & Mining - 3.1%
Grupo Mexico S.A.B. de C.V.	1,685,544	$4,513,870
Iluka Resources Ltd. (a)	5,130,300	20,620,251
Inmet Mining Corp.	219,543	12,755,607
National Aluminum Co. Ltd.	349,051	3,167,855
Salzgitter AG	47,620	4,420,573
SSAB Svenskt Stal AB, “A” (l)	174,000	3,127,884
Steel Authority of India Ltd.	1,634,167	9,192,758
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	325,000	11,133,354
voestalpine AG	130,736	5,288,528

		$74,220,680
Natural Gas - Distribution - 0.1%
Tokyo Gas Co. Ltd.	757,000	$3,336,015

Natural Gas - Pipeline - 0.8%
Enagas S.A.	848,508	$18,594,456

Network & Telecom - 0.4%
High Tech Computer Corp.	838,925	$9,800,402

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 1.9%
Acergy S.A.	405,658	$7,419,408
Fugro N.V.	137,477	8,985,215
Petrofac Ltd.	207,119	3,777,923
Petroleum Geo-Services ASA (a)	253,477	3,320,296
Saipem S.p.A.	432,925	16,752,519
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	117,550	6,193,575

		$46,448,936
Other Banks & Diversified Financials - 5.3%
Aeon Credit Service Co. Ltd.	437,200	$5,190,844
Banco Compartamos S.A.	998,100	5,627,544
Banco Panamericano S.A., IPS	1,242,200	7,543,937
Chiba Bank Ltd.	2,560,451	15,309,574
Credicorp Ltd.	42,900	3,782,922
CSU Cardsystem S.A. (a)	1,483,390	6,656,424
Housing Development Finance Corp. Ltd.	171,419	10,374,868
Jyske Bank (a)	165,206	5,868,742
Komercni Banka A.S. (a)	75,563	15,334,967
Macquarie Group Ltd.	268,743	11,652,418
Public Bank Berhad	2,760,000	9,882,526
Public Bank Berhad	40,588	144,833
Shizuoka Bank Ltd.	881,000	7,680,126
Siam Commercial Bank Public Co. Ltd.	747,400	2,126,513
Sydbank (a)	236,929	6,353,298
Unione di Banche Italiane Scpa	918,904	12,398,766

		$125,928,302
Pharmaceuticals - 3.1%
Genomma Lab Internacional S.A., “B” (a)	4,892,400	$17,003,452
Hisamitsu Pharmaceutical Co., Inc.	148,400	5,515,991
Merck KGaA	95,209	7,715,642
Novo Nordisk A/S, “B”	341,245	26,479,641
Santen Pharmaceutical Co. Ltd.	490,400	14,718,819
Virbac SA (a)	25,000	2,647,274

		$74,080,819
Precious Metals & Minerals - 0.4%
Gold Fields Ltd.	200,000	$2,531,663
Lihir Gold Ltd.	2,300,000	6,395,103

		$8,926,766
Printing & Publishing - 0.4%
Reed Elsevier PLC	1,165,236	$9,292,131

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 2.2%
Ascendas Real Estate Investment Trust, REIT	5,839,466	$8,014,421
Brasil Brokers Participacoes	1,221,400	5,322,827
China Overseas Land & Investment Ltd.	2,746,000	6,203,412
City Developments Ltd.	553,400	4,193,173
Deutsche Wohnen AG (a)	1,504,275	15,254,372
Hang Lung Properties Ltd.	967,000	3,898,264
Midland Holdings Ltd.	10,074,000	11,028,625

		$53,915,094
Special Products & Services - 0.3%
Filtrona PLC	2,307,793	$7,641,530

Specialty Chemicals - 2.9%
Akzo Nobel N.V.	217,731	$12,408,637
Croda International PLC	1,481,183	21,060,904
Linde AG	180,040	21,481,728
Symrise AG	643,568	15,324,615

		$70,275,884
Specialty Stores - 3.3%
Abc-Mart, Inc.	311,100	$9,949,610
Bulgari S.p.A. (l)	518,751	4,224,926
Carpetright PLC	274,957	3,337,978
Dufry South America Ltd., BDR	553,680	10,722,714
Esprit Holdings Ltd.	1,886,068	14,878,664
Jumbo S.A.	502,515	5,090,414
NEXT PLC	469,622	15,421,776
Nitori Co. Ltd.	75,000	5,695,796
Point, Inc.	47,890	2,868,585
Shimamura Co. Ltd.	31,100	2,754,391
Yamada Denki Co. Ltd.	46,090	3,401,658

		$78,346,512
Telecommunications - Wireless - 1.0%
Cellcom Israel Ltd.	369,140	$12,613,514
Philippine Long Distance Telephone Co.	85,550	4,581,345
Vivo Participacoes S.A., ADR	212,000	5,747,320

		$22,942,179
Telephone Services - 2.0%
China Unicom Ltd.	7,353,252	$8,277,351
Empresa Nacional de Telecomunicaciones S.A.	404,231	5,499,390
PT XL Axiata Tbk (a)(z)	13,954,000	5,367,218

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Royal KPN N.V.	1,551,777	$24,584,996
Telekom Austria AG	275,829	3,855,876

		$47,584,831
Tobacco - 1.2%
KT&G Corp.	142,632	$7,891,434
Swedish Match AB	859,549	20,546,514

		$28,437,948
Trucking - 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	50,000	$2,652,500
DSV	355,044	6,344,903
TNT N.V.	856,272	24,553,000
Yamato Holdings Co. Ltd.	1,109,700	15,596,810

		$49,147,213
Utilities - Electric Power - 1.2%
AES Tiete S.A., IPS	425,432	$4,617,110
CPFL Energia S.A.	246,900	4,909,261
Eletropaulo Metropolitana S.A., IPS	445,000	9,756,544
Equatorial Energia S.A.	701,800	6,172,099
Tanjong PLC	788,700	4,337,608

		$29,792,622
Total Common Stocks (Identified Cost, $2,041,617,293)		$2,328,994,009

Collateral for Securities Loaned - 0.6%
Morgan Stanley Repurchase Agreement, 0.01%, dated 3/31/10, due 4/01/10, total to be received $15,216,382 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $15,554,889 in an individually traded account), at Cost	$15,216,378	$15,216,378

Money Market Funds (v) - 2.6%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	61,958,720	$61,958,720
Total Investments (Identified Cost, $2,118,792,391)		$2,406,169,107

Other Assets, Less Liabilities - (0.4)%		(10,084,460)
Net Assets - 100.0%		$2,396,084,647

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

15

Portfolio of Investments (unaudited) – continued

(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $161,024. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
PT XL Axiata Tbk	3/29/10	$5,118,670	$5,367,218
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,053,861,058)	$2,337,512,503
Underlying funds, at cost and value	61,958,720
Other affiliated issuers, at value (identified cost, $2,972,613)	6,697,884
Total investments, at value, including $14,527,105 of securities on loan (identified cost, $2,118,792,391)	$2,406,169,107
Foreign currency, at value (identified cost, $4,589,203)	4,593,547
Receivables for
Investments sold	3,192,923
Fund shares sold	3,559,923
Interest and dividends	11,574,056
Other assets	22,618
Total assets	$2,429,112,174
Liabilities
Payable to custodian	$2,648,571
Payables for
Investments purchased	8,490,184
Fund shares reacquired	3,869,376
Collateral for securities loaned, at value	15,216,378
Payable to affiliates
Investment adviser	122,608
Shareholder servicing costs	1,241,334
Distribution and service fees	34,629
Administrative services fee	2,021
Program manager fees	26
Payable for independent Trustees’ compensation	9,714
Accrued expenses and other liabilities	1,392,686
Total liabilities	$33,027,527
Net assets	$2,396,084,647
Net assets consist of
Paid-in capital	$2,780,627,389
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,101,306 deferred country tax)	286,244,971
Accumulated net realized gain (loss) on investments and foreign currency transactions	(676,135,591)
Undistributed net investment income	5,347,878
Net assets	$2,396,084,647
Shares of beneficial interest outstanding	126,826,544

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,338,457,023	70,988,878	$18.85
Class B	95,786,362	5,285,152	18.12
Class C	171,816,903	9,513,864	18.06
Class I	686,257,425	35,460,941	19.35
Class R1	2,798,742	158,399	17.67
Class R2	42,028,715	2,281,202	18.42
Class R3	17,681,002	941,552	18.78
Class R4	36,552,416	1,939,218	18.85
Class 529A	3,174,533	170,544	18.61
Class 529B	732,662	41,566	17.63
Class 529C	798,864	45,228	17.66

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $20.00 [100 / 94.25 x $18.85] and $19.75 [100 / 94.25 x $18.61], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$23,034,033
Interest	94,256
Dividends from underlying funds	31,258
Foreign taxes withheld	(932,623)
Total investment income	$22,226,924
Expenses
Management fee	$10,693,528
Distribution and service fees	3,096,931
Program manager fees	2,142
Shareholder servicing costs	1,788,028
Administrative services fee	172,154
Independent Trustees’ compensation	27,959
Custodian fee	513,206
Shareholder communications	90,861
Auditing fees	30,599
Legal fees	24,908
Miscellaneous	163,004
Total expenses	$16,603,320
Fees paid indirectly	(134)
Reduction of expenses by investment adviser	(4,516)
Net expenses	$16,598,670
Net investment income	$5,628,254
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis) Investment transactions (net of $120,286 country tax refund)	$55,874,964
Foreign currency transactions	37,566
Net realized gain (loss) on investments and foreign currency transactions	$55,912,530
Change in unrealized appreciation (depreciation) Investments (net of $2,455,655 decrease in deferred country tax)	$144,326,749
Translation of assets and liabilities in foreign currencies	(185,023)
Net unrealized gain (loss) on investments and foreign currency translation	$144,141,726
Net realized and unrealized gain (loss) on investments and foreign currency	$200,054,256
Change in net assets from operations	$205,682,510

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/10 (unaudited)	Year ended 9/30/09
Change in net assets
From operations
Net investment income	$5,628,254	$25,507,461
Net realized gain (loss) on investments and foreign currency transactions	55,912,530	(719,916,818)
Net unrealized gain (loss) on investments and foreign currency translation	144,141,726	725,439,098
Change in net assets from operations	$205,682,510	$31,029,741
Distributions declared to shareholders
From net investment income	$(25,090,659)	$(35,164,627)
From net realized gain on investments	—	(130,611,977)
Total distributions declared to shareholders	$(25,090,659)	$(165,776,604)
Change in net assets from fund share transactions	$26,926,260	$(285,383,457)
Total change in net assets	$207,518,111	$(420,130,320)
Net assets
At beginning of period	2,188,566,536	2,608,696,856
At end of period (including undistributed net investment income of $5,347,878 and $24,810,283, respectively)	$2,396,084,647	$2,188,566,536

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.43		$17.39	$30.87	$26.64	$24.15	$19.62
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.20	$0.27	$0.25	$0.20	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		1.05	(8.25)	6.84	4.07	5.54
Total from investment operations	$1.62		$1.25	$(7.98)	$7.09	$4.27	$5.65
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)	$(0.27)	$(0.23)	$(0.13)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.20)		$(1.21)	$(5.50)	$(2.86)	$(1.78)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.85		$17.43	$17.39	$30.87	$26.64	$24.15
Total return (%) (r)(s)(t)	9.36	(n)	9.88	(31.08)	28.17	18.69	29.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.54	1.50	1.51	1.55	1.61
Expenses after expense reductions (f)	1.43	(a)	1.52	1.45	1.46	1.55	1.61
Net investment income	0.50	(a)	1.48	1.14	0.88	0.77	0.49
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$1,338,457		$1,253,375	$1,472,636	$2,891,693	$2,635,185	$1,984,799

See Notes to Financial Statements

21

Financial Highlights – continued

Class B	Six months ended 3/31/10 (unaudited)		Years ended 9/30
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.70		$16.66	$29.76	$25.77	$23.44	$19.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$0.10	$0.05	$0.03	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		1.02	(7.93)	6.61	3.95	5.41
Total from investment operations	$1.50		$1.11	$(7.83)	$6.66	$3.98	$5.37
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.12)	$(0.04)	$(0.04)	$—	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.08)		$(1.07)	$(5.27)	$(2.67)	$(1.65)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.12		$16.70	$16.66	$29.76	$25.77	$23.44
Total return (%) (r)(s)(t)	9.01	(n)	9.05	(31.57)	27.30	17.92	28.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.26	2.15	2.16	2.20	2.26
Expenses after expense reductions (f)	2.18	(a)	2.26	2.15	2.16	2.20	2.26
Net investment income (loss)	(0.29	)(a)	0.70	0.42	0.16	0.10	(0.21)
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$95,786		$101,608	$143,620	$301,724	$311,077	$277,244

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class C			2009	2008	2007	2006		2005

Net asset value, beginning of period	$16.66		$16.61	$29.69	$25.74	$23.41		$19.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.09	$0.09	$0.05	$0.03		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		1.01	(7.89)	6.59	3.95		5.40
Total from investment operations	$1.50		$1.10	$(7.80)	$6.64	$3.98		$5.36
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.05)	$(0.06)	$(0.00	)(w)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)		(1.12)
Total distributions declared to shareholders	$(0.10)		$(1.05)	$(5.28)	$(2.69)	$(1.65)		$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00	(w)	$0.00 (w)
Net asset value, end of period	$18.06		$16.66	$16.61	$29.69	$25.74		$23.41
Total return (%) (r)(s)(t)	9.02	(n)	9.04	(31.55)	27.24	17.96		28.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.26	2.15	2.16	2.20		2.26
Expenses after expense reductions (f)	2.18	(a)	2.26	2.15	2.16	2.20		2.26
Net investment income (loss)	(0.25	)(a)	0.71	0.41	0.18	0.11		(0.17)
Portfolio turnover	15		42	66	67	68		55
Net assets at end of period (000 omitted)	$171,817		$166,342	$220,821	$472,596	$435,798		$339,331

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.90		$17.85	$31.55	$27.18	$24.59	$19.89
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.23	$0.37	$0.35	$0.29	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.62		1.09	(8.48)	6.97	4.14	5.63
Total from investment operations	$1.69		$1.32	$(8.11)	$7.32	$4.43	$5.82
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.32)	$(0.36)	$(0.32)	$(0.19)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.24)		$(1.27)	$(5.59)	$(2.95)	$(1.84)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$19.35		$17.90	$17.85	$31.55	$27.18	$24.59
Total return (%) (r)(s)	9.51	(n)	10.19	(30.87)	28.54	19.09	30.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.26	1.15	1.16	1.20	1.26
Expenses after expense reductions (f)	1.18	(a)	1.26	1.15	1.16	1.20	1.26
Net investment income	0.79	(a)	1.66	1.51	1.19	1.11	0.87
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$686,257		$584,559	$691,978	$1,040,477	$791,709	$515,202

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.33		$16.37	$29.42	$25.58	$23.43	$21.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10	$0.10	$0.05	$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		0.97	(7.79)	6.50	3.93	2.25	(g)
Total from investment operations	$1.46		$1.07	$(7.69)	$6.55	$3.94	$2.25
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.13)	$(0.08)	$(0.14)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	—
Total distributions declared to shareholders	$(0.12)		$(1.11)	$(5.36)	$(2.71)	$(1.79)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$17.67		$16.33	$16.37	$29.42	$25.58	$23.43
Total return (%) (r)(s)	8.99	(n)	9.07	(31.54)	27.10	17.83	10.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.25	2.20	2.30	2.40	2.47	(a)
Expenses after expense reductions (f)	2.18	(a)	2.25	2.20	2.26	2.30	2.47	(a)
Net investment income (loss)	(0.23	)(a)	0.80	0.44	0.17	0.05	0.01	(a)
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$2,799		$2,476	$2,399	$3,413	$1,287	$192

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.02		$17.04	$30.35	$26.27	$23.91	$19.51
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.17	$0.29	$0.16	$0.14	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.55		1.00	(8.18)	6.73	4.01	5.42
Total from investment operations	$1.57		$1.17	$(7.89)	$6.89	$4.15	$5.52
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.24)	$(0.19)	$(0.18)	$(0.14)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.17)		$(1.19)	$(5.42)	$(2.81)	$(1.79)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.42		$17.02	$17.04	$30.35	$26.27	$23.91
Total return (%) (r)(s)	9.28	(n)	9.58	(31.24)	27.75	18.36	29.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.75	1.68	1.85	1.95	2.01
Expenses after expense reductions (f)	1.68	(a)	1.75	1.68	1.81	1.85	2.01
Net investment income	0.26	(a)	1.27	1.27	0.57	0.54	0.44
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$42,029		$39,097	$44,529	$40,709	$23,313	$4,468

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.36		$17.34	$30.82	$26.64	$24.15	$21.75
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.21	$0.29	$0.24	$0.21	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.58		1.04	(8.27)	6.82	4.06	2.28	(g)
Total from investment operations	$1.63		$1.25	$(7.98)	$7.06	$4.27	$2.40
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.28)	$(0.27)	$(0.25)	$(0.13)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	—
Total distributions declared to shareholders	$(0.21)		$(1.23)	$(5.50)	$(2.88)	$(1.78)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$18.78		$17.36	$17.34	$30.82	$26.64	$24.15
Total return (%) (r)(s)	9.44	(n)	9.92	(31.12)	28.08	18.71	11.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.50	1.44	1.56	1.59	1.68	(a)
Expenses after expense reductions (f)	1.43	(a)	1.50	1.44	1.56	1.59	1.68	(a)
Net investment income	0.52	(a)	1.55	1.25	0.84	0.80	1.11	(a)
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$17,681		$15,821	$15,391	$21,806	$8,192	$56

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.44		$17.43	$30.92	$26.70	$24.19	$21.75
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.27	$0.35	$0.34	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		1.01	(8.28)	6.81	4.20	2.28	(g)
Total from investment operations	$1.65		$1.28	$(7.93)	$7.15	$4.34	$2.44
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.32)	$(0.33)	$(0.30)	$(0.18)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	—
Total distributions declared to shareholders	$(0.24)		$(1.27)	$(5.56)	$(2.93)	$(1.83)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$18.85		$17.44	$17.43	$30.92	$26.70	$24.19
Total return (%) (r)(s)	9.54	(n)	10.20	(30.90)	28.42	19.00	11.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.24	1.18	1.26	1.30	1.37	(a)
Expenses after expense reductions (f)	1.18	(a)	1.24	1.18	1.26	1.30	1.37	(a)
Net investment income	0.95	(a)	1.96	1.45	1.13	0.52	1.41	(a)
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$36,552		$21,166	$13,716	$22,080	$16,063	$56

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.21		$17.18	$30.54	$26.40	$23.97	$19.52
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.19	$0.23	$0.17	$0.13	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.55		1.03	(8.17)	6.76	4.04	5.52
Total from investment operations	$1.59		$1.22	$(7.94)	$6.93	$4.17	$5.57
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.24)	$(0.19)	$(0.16)	$(0.09)	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.19)		$(1.19)	$(5.42)	$(2.79)	$(1.74)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$18.61		$17.21	$17.18	$30.54	$26.40	$23.97
Total return (%) (r)(s)(t)	9.30	(n)	9.75	(31.22)	27.78	18.38	29.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.63	1.68	1.76	1.80	1.86
Expenses after expense reductions (f)	1.53	(a)	1.63	1.68	1.76	1.80	1.86
Net investment income	0.47	(a)	1.45	1.00	0.58	0.52	0.25
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$3,175		$2,648	$2,337	$3,566	$2,642	$1,731

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.27		$16.32	$29.29	$25.48	$23.25	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.09	$0.07	$(0.01)	$(0.03)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		0.96	(7.79)	6.50	3.91	5.37
Total from investment operations	$1.45		$1.05	$(7.72)	$6.49	$3.88	$5.28
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.15)	$(0.02)	$(0.05)	$—	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.09)		$(1.10)	$(5.25)	$(2.68)	$(1.65)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$17.63		$16.27	$16.32	$29.29	$25.48	$23.25
Total return (%) (r)(s)(t)	8.96	(n)	8.98	(31.69)	26.93	17.62	28.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.35	2.33	2.41	2.45	2.50
Expenses after expense reductions (f)	2.28	(a)	2.35	2.33	2.41	2.45	2.50
Net investment income (loss)	(0.37	)(a)	0.73	0.31	(0.04)	(0.10)	(0.44)
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$733		$758	$652	$1,007	$727	$297

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.32		$16.33	$29.31	$25.45	$23.22	$19.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.10	$0.08	$(0.02)	$(0.04)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		0.97	(7.81)	6.52	3.92	5.35
Total from investment operations	$1.45		$1.07	$(7.73)	$6.50	$3.88	$5.27
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.13)	$(0.02)	$(0.01)	$—	$—
From net realized gain on investments	—		(0.95)	(5.23)	(2.63)	(1.65)	(1.12)
Total distributions declared to shareholders	$(0.11)		$(1.08)	$(5.25)	$(2.64)	$(1.65)	$(1.12)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$17.66		$16.32	$16.33	$29.31	$25.45	$23.22
Total return (%) (r)(s)(t)	8.93	(n)	9.02	(31.72)	26.97	17.64	28.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.34	2.33	2.41	2.45	2.50
Expenses after expense reductions (f)	2.28	(a)	2.34	2.33	2.41	2.45	2.50
Net investment income (loss)	(0.32	)(a)	0.80	0.35	(0.06)	(0.14)	(0.39)
Portfolio turnover	15		42	66	67	68	55
Net assets at end of period (000 omitted)	$799		$717	$617	$895	$688	$504

See Notes to Financial Statements

31

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

33

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

34

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$349,659,906	$—	$—	$349,659,906
United Kingdom	328,537,212	—	—	328,537,212
Germany	177,106,165	—	—	177,106,165
Brazil	173,107,084	—	—	173,107,084
Australia	134,877,876	—	—	134,877,876
France	129,997,878	—	—	129,997,878
Hong Kong	96,178,561	—	—	96,178,561
Netherlands	88,433,261	—	—	88,433,261
Switzerland	77,078,894	—	—	77,078,894
Other Countries	767,223,418	6,793,754	—	774,017,172
Short Term Securities	—	15,216,378	—	15,216,378
Mutual Funds	61,958,720	—	—	61,958,720
Total Investments	$2,384,158,975	$22,010,132	$—	$2,406,169,107

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $500,604,524 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

35

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended March 31, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds

36

Notes to Financial Statements (unaudited) – continued

from the short sale deposited with the broker, at least equals the current market value of the security sold short. At March 31, 2010, the fund has yet to enter into such transactions.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

37

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/09
Ordinary income (including any short-term capital gains)	$35,169,512
Long-term capital gain	130,607,092
Total distributions	$165,776,604

38

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10
Cost of investments	$2,154,805,218
Gross appreciation	384,024,032
Gross depreciation	(132,660,143)
Net unrealized appreciation (depreciation)	$251,363,889

As of 9/30/09
Undistributed ordinary income	25,088,897
Capital loss carryforwards	(99,932,068)
Post-October capital loss deferral	(596,103,226)
Other temporary differences	(3,680,991)
Net unrealized appreciation (depreciation)	109,492,795

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(99,932,068)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/10	Year ended 9/30/09	Six months ended 3/31/10	Year ended 9/30/09
Class A	$14,493,203	$20,013,619	$—	$73,151,822
Class B	466,634	885,153	—	7,286,966
Class C	957,029	1,158,245	—	10,703,711
Class I	8,217,119	11,935,655	—	35,178,675
Class R1	19,429	21,960	—	133,830
Class R2	395,160	606,817	—	2,364,337
Class R3	192,171	235,533	—	809,833
Class R4	311,731	264,200	—	778,692
Class 529A	29,354	32,629	—	130,459
Class 529B	3,924	6,346	—	40,104
Class 529C	4,905	4,470	—	33,548
Total	$25,090,659	$35,164,627	$—	$130,611,977

39

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.85%

The management fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.94% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2011. For the six months ended March 31, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $95,345 and $1,889 for the six months ended March 31, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

40

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,617,297
Class B	0.75%	0.25%	1.00%	1.00%	493,048
Class C	0.75%	0.25%	1.00%	1.00%	840,447
Class R1	0.75%	0.25%	1.00%	1.00%	13,027
Class R2	0.25%	0.25%	0.50%	0.50%	101,426
Class R3	—	0.25%	0.25%	0.25%	20,822
Class 529A	—	0.25%	0.25%	0.25%	3,520
Class 529B	0.75%	0.25%	1.00%	1.00%	3,592
Class 529C	0.75%	0.25%	1.00%	1.00%	3,752
Total Distribution and Service Fees					$3,096,931

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2010, were as follows:

Amount
Class A	$21
Class B	50,365
Class C	4,163
Class 529B	430
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements.

41

Notes to Financial Statements (unaudited) – continued

Program manager fees for the six months ended March 31, 2010, were as follows:

Amount
Class 529A	$1,408
Class 529B	359
Class 529C	375
Total Program Manager Fees	$2,142

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2010, the fee was $264,831, which equated to 0.0232% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,115,622.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2010, these costs for the fund amounted to $407,575 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services

42

Notes to Financial Statements (unaudited) – continued

to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $403 and is included in independent Trustees’ compensation for the six months ended March 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $3,806 at March 21, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,621 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,516, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

43

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $340,202,002 and $362,556,023, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,714,431	$139,422,456	14,458,747	$196,133,951
Class B	180,776	3,132,594	313,794	4,112,166
Class C	523,424	9,078,532	1,154,062	15,354,838
Class I	4,070,176	75,212,948	6,944,896	98,066,061
Class R1	25,881	443,193	37,539	463,449
Class R2	457,135	8,034,999	759,703	9,945,964
Class R3	287,393	5,194,815	302,912	4,084,168
Class R4	1,047,784	19,260,325	1,024,806	13,614,233
Class 529A	23,075	410,868	25,831	337,410
Class 529B	2,026	34,579	6,631	83,760
Class 529C	3,033	51,408	13,098	150,631
	14,335,134	$260,276,717	25,042,019	$342,346,631
Shares issued to shareholders in reinvestment of distributions
Class A	731,549	$13,123,989	6,569,907	$82,780,824
Class B	24,804	428,866	613,288	7,451,445
Class C	43,940	756,645	755,460	9,156,175
Class I	377,071	6,938,103	3,295,192	42,540,927
Class R1	1,153	19,429	13,125	155,790
Class R2	18,089	317,469	181,144	2,233,508
Class R3	10,640	190,148	83,267	1,044,994
Class R4	1,113	19,938	1,042	13,111
Class 529A	1,657	29,354	13,099	163,088
Class 529B	233	3,924	3,923	46,450
Class 529C	291	4,905	3,200	38,018
	1,210,540	$21,832,770	11,532,647	$145,624,330

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,379,278)	$(169,285,258)	(33,808,312)	$(441,270,979)
Class B	(1,003,045)	(17,477,656)	(3,465,783)	(43,029,922)
Class C	(1,036,599)	(17,946,217)	(5,224,655)	(64,608,291)
Class I	(1,649,000)	(30,525,187)	(16,351,542)	(194,278,923)
Class R1	(20,288)	(344,839)	(45,615)	(559,611)
Class R2	(490,516)	(8,645,613)	(1,258,035)	(16,246,882)
Class R3	(267,660)	(4,818,699)	(362,351)	(4,762,338)
Class R4	(323,559)	(5,838,039)	(599,016)	(8,146,222)
Class 529A	(8,096)	(144,984)	(21,059)	(280,070)
Class 529B	(7,294)	(122,387)	(3,929)	(44,636)
Class 529C	(2,033)	(34,348)	(10,160)	(126,544)
	(14,187,368)	$(255,183,227)	(61,150,457)	$(773,354,418)

Net change
Class A	(933,298)	$(16,738,813)	(12,779,658)	$(162,356,204)
Class B	(797,465)	(13,916,196)	(2,538,701)	(31,466,311)
Class C	(469,235)	(8,111,040)	(3,315,133)	(40,097,278)
Class I	2,798,247	51,625,864	(6,111,454)	(53,671,935)
Class R1	6,746	117,783	5,049	59,628
Class R2	(15,292)	(293,145)	(317,188)	(4,067,410)
Class R3	30,373	566,264	23,828	366,824
Class R4	725,338	13,442,224	426,832	5,481,122
Class 529A	16,636	295,238	17,871	220,428
Class 529B	(5,035)	(83,884)	6,625	85,574
Class 529C	1,291	21,965	6,138	62,105
	1,358,306	$26,926,260	(24,575,791)	$(285,383,457)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 8%, 2% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Moderate Allocation Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

45

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2010, the fund’s commitment fee and interest expense were $16,875 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48,248,862	228,830,829	(215,120,971)	61,958,720

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,258	$61,958,720

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	263,777	—	—	263,777

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$—	$—	$—	$6,697,884

46

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust V, which was held on January 28, 2010, the following actions were taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,399,948,075.088	96,389,305.542
Lawrence H. Cohn, M.D.	6,389,638,688.315	106,698,692.314
Maureen R. Goldfarb	6,395,469,096.965	100,868,283.665
David H. Gunning	6,397,136,099.049	99,201,281.581
William R. Gutow	6,396,395,277.420	99,942,103.210
Michael Hegarty	6,395,168,871.168	101,168,509.462
John P. Kavanaugh	6,401,206,053.613	95,131,327.016
Robert J. Manning	6,380,083,787.740	116,253,592.889
Robert C. Pozen	6,383,308,124.023	113,029,256.607
J. Dale Sherratt	6,390,953,146.899	105,384,233.731
Laurie J. Thomsen	6,398,849,005.606	97,488,375.024
Robert W. Uek	6,392,219,331.798	104,118,048.832

47

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

48

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/10

MFR-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	2.7%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.5%
Johnson & Johnson	2.5%
Danaher Corp.	2.3%
Exxon Mobil Corp.	2.2%
Google, Inc., “A”	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	1.9%
Procter & Gamble Co.	1.9%

Global equity sectors (i)
Technology	18.6%
Financial Services	16.4%
Capital Goods	15.1%
Energy	13.7%
Health Care	12.3%
Consumer Cyclicals	11.1%
Consumer Staples	8.7%
Telecommunications/Cable Television	3.9%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 3/31/10.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2009 through March 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

4

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.92%	$1,000.00	$1,110.60	$4.84
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
B	Actual	1.67%	$1,000.00	$1,106.66	$8.77
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
C	Actual	1.67%	$1,000.00	$1,106.42	$8.77
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
I	Actual	0.68%	$1,000.00	$1,111.61	$3.58
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43
W	Actual	0.77%	$1,000.00	$1,111.11	$4.05
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
R1	Actual	1.67%	$1,000.00	$1,106.18	$8.77
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40
R2	Actual	1.17%	$1,000.00	$1,109.32	$6.15
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89
R3	Actual	0.92%	$1,000.00	$1,110.40	$4.84
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
R4	Actual	0.68%	$1,000.00	$1,111.73	$3.58
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

3/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.7%
Issuer	Shares/Par	Value ($)

Aerospace - 2.3%
Goodrich Corp.	280,330	$19,768,872
Honeywell International, Inc.	243,600	11,027,772
Lockheed Martin Corp.	194,830	16,213,753

		$47,010,397
Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	235,280	$17,293,080

Biotechnology - 1.2%
Amgen, Inc. (a)	327,320	$19,560,643
Genzyme Corp. (a)	116,100	6,017,463

		$25,578,106
Broadcasting - 1.1%
Discovery Communications, Inc., “A” (a)	150,000	$5,068,500
Walt Disney Co.	492,190	17,182,353

		$22,250,853
Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	144,030	$11,378,370
Charles Schwab Corp.	335,050	6,262,084
CME Group, Inc.	30,920	9,774,121
Franklin Resources, Inc.	150,770	16,720,393

		$44,134,968
Business Services - 1.5%
Accenture Ltd., “A”	421,780	$17,693,671
MasterCard, Inc., “A”	54,100	13,741,400

		$31,435,071
Cable TV - 1.3%
Comcast Corp., “Special A”	782,020	$14,052,899
DIRECTV Group, Inc., “A” (a)	187,980	6,355,604
Time Warner Cable, Inc.	112,030	5,972,319

		$26,380,822

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.1%
Celanese Corp.	448,460	$14,283,451
Monsanto Co.	399,110	28,504,436

		$42,787,887
Computer Software - 2.2%
Adobe Systems, Inc. (a)	438,450	$15,507,976
Oracle Corp.	1,221,510	31,380,592

		$46,888,568
Computer Software - Systems - 6.5%
3Par, Inc. (a)	542,000	$5,420,000
Apple, Inc. (a)(s)	243,770	57,268,886
Dell, Inc. (a)	1,105,490	16,593,405
EMC Corp. (a)	1,046,910	18,886,256
Hewlett-Packard Co.	704,810	37,460,651

		$135,629,198
Construction - 0.8%
Lennar Corp., “A”	257,280	$4,427,789
Sherwin-Williams Co.	189,870	12,850,402

		$17,278,191
Consumer Products - 2.5%
Church & Dwight Co., Inc.	60,630	$4,059,178
Kimberly-Clark Corp.	160,690	10,104,187
Procter & Gamble Co.	617,160	39,047,713

		$53,211,078
Consumer Services - 0.5%
Strayer Education, Inc.	40,940	$9,969,709

Containers - 0.5%
Owens-Illinois, Inc. (a)	314,800	$11,187,992

Electrical Equipment - 3.5%
Danaher Corp.	612,810	$48,969,647
Rockwell Automation, Inc.	189,060	10,655,422
Tyco Electronics Ltd.	491,370	13,502,848

		$73,127,917
Electronics - 4.3%
Altera Corp.	412,500	$10,027,875
First Solar, Inc. (a)(l)	68,320	8,379,448

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Intel Corp.	1,627,510	$36,228,373
Microchip Technology, Inc.	226,400	6,375,424
Samsung Electronics Co. Ltd., GDR	80,824	29,702,820

		$90,713,940
Energy - Independent - 4.1%
Anadarko Petroleum Corp.	211,340	$15,391,892
Apache Corp.	191,020	19,388,530
Cobalt International Energy, Inc. (a)	506,340	6,886,224
CONSOL Energy, Inc.	69,800	2,977,668
Massey Energy Co.	70,540	3,688,537
Noble Energy, Inc.	156,370	11,415,010
Occidental Petroleum Corp.	242,650	20,513,631
Southwestern Energy Co. (a)	144,130	5,868,974

		$86,130,466
Energy - Integrated - 4.7%
Chevron Corp. (s)	534,210	$40,509,144
Exxon Mobil Corp.	690,630	46,258,397
Hess Corp.	104,270	6,522,088
Suncor Energy, Inc.	161,090	5,238,815

		$98,528,444
Engineering - Construction - 1.3%
Fluor Corp.	561,090	$26,096,296

Food & Beverages - 4.4%
Flowers Foods, Inc.	242,740	$6,005,388
General Mills, Inc.	274,550	19,435,394
J.M. Smucker Co.	232,762	14,026,238
Kellogg Co.	180,400	9,638,772
Nestle S.A.	131,418	6,730,436
PepsiCo, Inc.	530,170	35,076,047

		$90,912,275
Food & Drug Stores - 0.8%
Walgreen Co.	413,070	$15,320,766
Whole Foods Market, Inc. (a)	54,000	1,952,100

		$17,272,866

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 0.6%
International Game Technology	353,130	$6,515,248
Starwood Hotels & Resorts Worldwide, Inc.	121,170	5,651,369

		$12,166,617
General Merchandise - 3.1%
Dollar General Corp. (a)	362,640	$9,156,660
Kohl’s Corp. (a)	184,300	10,095,954
Target Corp.	480,270	25,262,202
Wal-Mart Stores, Inc.	374,370	20,814,972

		$65,329,788
Health Maintenance Organizations - 0.6%
WellPoint, Inc. (a)	205,930	$13,257,773

Insurance - 2.9%
ACE Ltd.	184,820	$9,666,086
Aflac, Inc.	211,570	11,486,135
Chubb Corp.	193,900	10,053,715
MetLife, Inc.	296,500	12,850,310
Prudential Financial, Inc.	257,710	15,591,455

		$59,647,701
Internet - 2.0%
Google, Inc., “A” (a)	72,990	$41,386,060

Leisure & Toys - 0.3%
Hasbro, Inc.	136,600	$5,229,048

Major Banks - 9.7%
Bank of America Corp.	2,952,390	$52,700,161
Bank of New York Mellon Corp.	489,336	15,110,696
Goldman Sachs Group, Inc.	187,690	32,025,545
JPMorgan Chase & Co. (s)	1,233,150	55,183,463
KeyCorp	1,244,390	9,644,022
Regions Financial Corp.	1,501,290	11,785,127
State Street Corp.	314,580	14,200,141
SunTrust Banks, Inc.	444,280	11,902,261

		$202,551,416
Medical & Health Technology & Services - 1.4%
DaVita, Inc. (a)	189,760	$12,030,784
Patterson Cos., Inc.	267,500	8,305,875
VCA Antech, Inc. (a)	324,330	9,090,970

		$29,427,629

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 4.3%
Becton, Dickinson & Co.	161,460	$12,711,746
Medtronic, Inc.	496,120	22,340,284
St. Jude Medical, Inc. (a)	459,630	18,867,811
Synthes, Inc.	87,780	10,955,850
Thermo Fisher Scientific, Inc. (a)	247,580	12,735,515
Waters Corp. (a)	186,470	12,594,184

		$90,205,390
Metals & Mining - 0.6%
United States Steel Corp.	208,510	$13,244,555

Natural Gas - Distribution - 0.2%
EQT Corp.	87,660	$3,594,060

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	311,800	$7,202,580

Network & Telecom - 2.9%
Cisco Systems, Inc. (a)	1,582,470	$41,191,694
Juniper Networks, Inc. (a)	532,450	16,335,566
Palm, Inc. (a)(l)	682,470	2,566,087

		$60,093,347
Oil Services - 2.3%
Dresser-Rand Group, Inc. (a)	289,100	$9,083,522
Dril-Quip, Inc. (a)	91,400	5,560,776
Halliburton Co.	684,470	20,623,081
Schlumberger Ltd.	216,700	13,751,782

		$49,019,161
Other Banks & Diversified Financials - 1.7%
American Express Co.	309,580	$12,773,271
Citigroup, Inc. (a)	3,056,700	12,379,635
Fifth Third Bancorp	415,800	5,650,722
Marshall & Ilsley Corp.	698,500	5,622,925

		$36,426,553
Pharmaceuticals - 4.8%
Abbott Laboratories	622,730	$32,805,416
Johnson & Johnson	802,320	52,311,264
Teva Pharmaceutical Industries Ltd., ADR	233,150	14,707,102

		$99,823,782

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 1.0%
Teck Resources Ltd., “B” (a)	454,890	$19,818,720

Specialty Chemicals - 0.8%
Praxair, Inc.	124,830	$10,360,890
Rockwood Holdings, Inc. (a)	269,180	7,165,572

		$17,526,462
Specialty Stores - 3.9%
Abercrombie & Fitch Co., “A”	324,940	$14,830,262
Amazon.com, Inc. (a)	72,690	9,866,214
GameStop Corp., “A” (a)	161,070	3,529,044
Home Depot, Inc.	653,420	21,138,137
Limited Brands, Inc.	591,240	14,556,329
Staples, Inc.	758,390	17,738,742

		$81,658,728
Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)	490,700	$1,864,660

Telephone Services - 2.5%
American Tower Corp., “A” (a)	219,870	$9,368,661
AT&T, Inc.	1,182,840	30,564,586
CenturyTel, Inc.	194,730	6,905,126
Qwest Communications International, Inc.	853,900	4,457,358

		$51,295,731
Tobacco - 1.8%
Lorillard, Inc.	82,360	$6,196,766
Philip Morris International, Inc.	595,630	31,068,061

		$37,264,827
Trucking - 1.4%
Expeditors International of Washington, Inc.	805,130	$29,725,400

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	390,660	$13,352,759
Calpine Corp. (a)	225,390	2,679,887
CMS Energy Corp.	654,810	10,123,363
PG&E Corp.	298,930	12,680,611
Public Service Enterprise Group, Inc.	97,500	2,878,200

		$41,714,820
Total Common Stocks (Identified Cost, $1,891,040,652)		$2,083,292,932

11

Portfolio of Investments (unaudited) – continued

Call Options Purchased - 0.2%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Devon Energy Corp. - April 2010 @ $75	1,801	$32,418
Teck Resources Ltd. - August 2010 @ $60	26,108	1,070,428
United States Steel Corp. - October 2010 @ $75	4,397	1,956,665
Total Call Options Purchased (Premiums Paid, $3,718,561)		$3,059,511

Issuer	Shares/Par
Collateral for Securities Loaned - 0.4%
Morgan Stanley, Repurchase Agreement, 0.01%, dated 3/31/10, due 4/01/10, total to be received $8,434,792 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $8,622,435 in an individually traded account), at Cost and Net Asset Value	8,434,790	$8,434,790

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	989	$989
Total Investments (Identified Cost, $1,903,194,992)		$2,094,788,222

Securities Sold Short - (1.0)%
Electrical Equipment - (0.2)%
Molex, Inc.	(196,400)	$(4,096,904)

Electronics - (0.5)%
Xilinx, Inc.	(385,100)	$(9,820,050)

Network & Telecom - (0.3)%
Motorola, Inc. (a)	(980,400)	$(6,882,408)
Total Securities Sold Short (Proceeds Received, $22,265,095)		$(20,799,362)

Other Assets, Less Liabilities - 0.7%		15,049,565
Net Assets - 100.0%		$2,089,038,425

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $8,351,130.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,903,194,003)	$2,094,787,233
Underlying funds, at cost and value	989
Total investments, at value, including $8,204,431 of securities on loan (identified cost, $1,903,194,992)	$2,094,788,222
Deposits with brokers for securities sold short	22,263,668
Receivables for
Investments sold	3,825,925
Fund shares sold	3,134,644
Interest and dividends	2,237,198
Other assets	72,954
Total assets	$2,126,322,611
Liabilities
Payable to custodian	$387,039
Payables for
Securities sold short, at value (proceeds received, $22,265,095)	20,799,362
Investments purchased	4,181,482
Fund shares reacquired	2,448,941
Collateral for securities loaned, at value	8,434,790
Payable to affiliates
Investment adviser	49,258
Shareholder servicing costs	692,447
Distribution and service fees	26,849
Administrative services fee	1,773
Payable for independent Trustees’ compensation	194,688
Accrued expenses and other liabilities	67,557
Total liabilities	$37,284,186
Net assets	$2,089,038,425
Net assets consist of
Paid-in capital	$2,419,138,869
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	193,060,776
Accumulated net realized gain (loss) on investments and foreign currency transactions	(531,000,177)
Undistributed net investment income	7,838,957
Net assets	$2,089,038,425
Shares of beneficial interest outstanding	91,066,295

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,317,306,231	57,398,395	$22.95
Class B	61,626,004	2,881,001	21.39
Class C	89,257,699	4,177,407	21.37
Class I	601,556,267	25,747,238	23.36
Class W	175,828	7,671	22.92
Class R1	3,273,835	155,146	21.10
Class R2	9,432,365	419,515	22.48
Class R3	5,600,653	244,637	22.89
Class R4	809,543	35,285	22.94

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.35 [100 / 94.25 x $22.95]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$16,377,402
Interest	606,937
Dividends from underlying funds	8,221
Foreign taxes withheld	(20,250)
Total investment income	$16,972,310
Expenses
Management fee	$4,228,363
Distribution and service fees	2,348,764
Shareholder servicing costs	1,890,975
Administrative services fee	148,877
Independent Trustees’ compensation	39,263
Custodian fee	82,527
Shareholder communications	66,180
Auditing fees	22,262
Legal fees	22,933
Dividend and interest expense on securities sold short	31,379
Miscellaneous	112,849
Total expenses	$8,994,372
Fees paid indirectly	(32)
Reduction of expenses by investment adviser	(3,896)
Net expenses	$8,990,444
Net investment income	$7,981,866
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$77,978,543
Foreign currency transactions	39,168
Net realized gain (loss) on investments and foreign currency transactions	$78,017,711
Change in unrealized appreciation (depreciation)
Investments	$121,918,953
Securities sold short	1,465,733
Translation of assets and liabilities in foreign currencies	(23,960)
Net unrealized gain (loss) on investments and foreign currency translation	$123,360,726
Net realized and unrealized gain (loss) on investments and foreign currency	$201,378,437
Change in net assets from operations	$209,360,303

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/10 (unaudited)	Year ended 9/30/09
From operations
Net investment income	$7,981,866	$18,762,944
Net realized gain (loss) on investments and foreign currency transactions	78,017,711	(520,423,392)
Net unrealized gain (loss) on investments and foreign currency translation	123,360,726	337,110,772
Change in net assets from operations	$209,360,303	$(164,549,676)
Distributions declared to shareholders
From net investment income	$(18,527,496)	$(16,764,401)
Change in net assets from fund share transactions	$(10,610,324)	$56,486,089
Total change in net assets	$180,222,483	$(124,827,988)
Net assets
At beginning of period	1,908,815,942	2,033,643,930
At end of period (including undistributed net investment income of $7,838,957 and $18,384,587, respectively)	$2,089,038,425	$1,908,815,942

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.86		$22.05	$26.92	$22.59	$21.21	$17.93
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.16	$0.15	$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		(1.22)	(4.88)	4.24	1.33	3.25
Total from investment operations	$2.29		$(1.04)	$(4.72)	$4.39	$1.41	$3.31
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.15)	$(0.15)	$(0.06)	$(0.03)	$(0.03)
Net asset value, end of period	$22.95		$20.86	$22.05	$26.92	$22.59	$21.21
Total return (%) (r)(s)(t)	11.06	(n)	(4.54)	(17.62)	19.49	6.65	18.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	1.04	1.00	0.97	1.02	1.06
Expenses after expense reductions (f)	0.92	(a)	1.04	1.00	0.97	1.02	1.06
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.92	(a)	1.04	N/A	N/A	N/A	N/A
Net investment income	0.80	(a)	1.04	0.65	0.61	0.38	0.32
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$1,317,306		$1,203,507	$1,014,501	$1,377,199	$1,491,146	$1,567,980

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class B			2009	2008		2007	2006	2005

Net asset value, beginning of period	$19.37		$20.44	$24.97		$21.04	$19.85	$16.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.06	$(0.00	)(w)	$(0.01)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.06		(1.13)	(4.53)		3.94	1.25	3.05
Total from investment operations	$2.06		$(1.07)	$(4.53)		$3.93	$1.19	$2.99
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$—		$—	$—	$—
Net asset value, end of period	$21.39		$19.37	$20.44		$24.97	$21.04	$19.85
Total return (%) (r)(s)(t)	10.67	(n)	(5.23)	(18.14)		18.68	5.99	17.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.75	1.65		1.62	1.68	1.71
Expenses after expense reductions (f)	1.67	(a)	1.75	1.65		1.62	1.68	1.71
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.67	(a)	1.75	N/A		N/A	N/A	N/A
Net investment income (loss)	0.04	(a)	0.36	(0.01)		(0.02)	(0.28)	(0.33)
Portfolio turnover	36		125	104		84	99	99
Net assets at end of period (000 omitted)	$61,626		$66,795	$108,949		$220,062	$321,822	$544,719

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.39		$20.46	$24.99	$21.05	$19.86	$16.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.05	$0.00 (w)	$(0.01)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.06		(1.12)	(4.53)	3.95	1.25	3.05
Total from investment operations	$2.06		$(1.07)	$(4.53)	$3.94	$1.19	$2.99
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—	$—	$—	$—
Net asset value, end of period	$21.37		$19.39	$20.46	$24.99	$21.05	$19.86
Total return (%) (r)(s)(t)	10.64	(n)	(5.23)	(18.13)	18.72	5.99	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.75	1.65	1.62	1.68	1.71
Expenses after expense reductions (f)	1.67	(a)	1.75	1.65	1.62	1.67	1.71
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.67	(a)	1.75	N/A	N/A	N/A	N/A
Net investment income (loss)	0.05	(a)	0.33	0.00	(0.05)	(0.28)	(0.33)
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$89,258		$85,919	$105,748	$155,741	$170,718	$208,725

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$21.26		$22.50	$27.46	$23.04	$21.63	$18.28
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.26	$0.23	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		(1.27)	(4.97)	4.34	1.35	3.31
Total from investment operations	$2.35		$(1.02)	$(4.71)	$4.57	$1.51	$3.45
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.22)	$(0.25)	$(0.15)	$(0.10)	$(0.10)
Net asset value, end of period	$23.36		$21.26	$22.50	$27.46	$23.04	$21.63
Total return (%) (r)(s)	11.16	(n)	(4.27)	(17.31)	19.91	7.01	18.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.75	0.65	0.62	0.68	0.71
Expenses after expense reductions (f)	0.68	(a)	0.75	0.65	0.62	0.67	0.71
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.67	(a)	0.75	N/A	N/A	N/A	N/A
Net investment income	1.05	(a)	1.43	1.01	0.92	0.73	0.67
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$601,556		$535,678	$786,709	$932,127	$760,210	$619,534

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class W			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$20.86		$22.06	$26.94	$22.62	$22.76
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.23	$0.20	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		(1.23)	(4.87)	4.25	(0.20)
Total from investment operations	$2.30		$(1.01)	$(4.64)	$4.45	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.19)	$(0.24)	$(0.13)	$—
Net asset value, end of period	$22.92		$20.86	$22.06	$26.94	$22.62
Total return (%) (r)(s)	11.11	(n)	(4.35)	(17.40)	19.77	(0.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.85	0.75	0.72	0.77	(a)
Expenses after expense reductions (f)	0.77	(a)	0.85	0.75	0.72	0.77	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.77	(a)	0.85	N/A	N/A	N/A
Net investment income	0.96	(a)	1.27	0.91	0.79	0.66	(a)
Portfolio turnover	36		125	104	84	99
Net assets at end of period (000 omitted)	$176		$125	$120	$198	$99

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$19.16		$20.21	$24.82	$20.93	$19.84	$18.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$(0.01)	$(0.04)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		(1.10)	(4.48)	3.93	1.24	1.23	(g)
Total from investment operations	$2.03		$(1.05)	$(4.49)	$3.89	$1.17	$1.18
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$(0.12)	$—	$(0.08)	$—
Net asset value, end of period	$21.10		$19.16	$20.21	$24.82	$20.93	$19.84
Total return (%) (r)(s)	10.62	(n)	(5.20)	(18.19)	18.59	5.89	6.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.75	1.69	1.77	1.87	1.89	(a)
Expenses after expense reductions (f)	1.67	(a)	1.75	1.69	1.72	1.77	1.89	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.67	(a)	1.75	N/A	N/A	N/A	N/A
Net investment income (loss)	0.05	(a)	0.34	(0.03)	(0.19)	(0.36)	(0.59	)(a)
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$3,274		$2,945	$3,787	$3,445	$1,868	$776

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.43		$21.59	$26.42	$22.22	$20.91	$17.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.14	$0.12	$0.06	$0.02	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.16		(1.20)	(4.77)	4.18	1.31	3.22
Total from investment operations	$2.22		$(1.06)	$(4.65)	$4.24	$1.33	$3.20
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.10)	$(0.18)	$(0.04)	$(0.02)	$(0.06)
Net asset value, end of period	$22.48		$20.43	$21.59	$26.42	$22.22	$20.91
Total return (%) (r)(s)	10.93	(n)	(4.79)	(17.73)	19.12	6.34	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.25	1.18	1.31	1.42	1.46
Expenses after expense reductions (f)	1.17	(a)	1.25	1.18	1.27	1.32	1.46
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.17	(a)	1.25	N/A	N/A	N/A	N/A
Net investment income (loss)	0.55	(a)	0.81	0.49	0.24	0.09	(0.09)
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$9,432		$8,304	$9,046	$6,079	$2,632	$1,329

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$20.82		$21.99	$26.88	$22.55	$21.21	$19.87
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.18	$0.11	$0.08	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.19		(1.21)	(4.87)	4.27	1.32	1.31	(g)
Total from investment operations	$2.28		$(1.03)	$(4.69)	$4.38	$1.40	$1.34
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.14)	$(0.20)	$(0.05)	$(0.06)	$—
Net asset value, end of period	$22.89		$20.82	$21.99	$26.88	$22.55	$21.21
Total return (%) (r)(s)	11.04	(n)	(4.50)	(17.60)	19.46	6.62	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	1.00	0.94	1.02	1.07	1.11	(a)
Expenses after expense reductions (f)	0.92	(a)	1.00	0.94	1.02	1.07	1.11	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.92	(a)	1.00	N/A	N/A	N/A	N/A
Net investment income	0.80	(a)	1.04	0.72	0.44	0.34	0.31	(a)
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$5,601		$5,195	$4,727	$5,513	$1,815	$53

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$20.88		$22.09	$26.95	$22.62	$21.24	$19.87
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.18	$0.25	$0.21	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		(1.18)	(4.88)	4.25	1.33	1.31	(g)
Total from investment operations	$2.31		$(1.00)	$(4.63)	$4.46	$1.47	$1.37
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.21)	$(0.23)	$(0.13)	$(0.09)	$—
Net asset value, end of period	$22.94		$20.88	$22.09	$26.95	$22.62	$21.24
Total return (%) (r)(s)	11.17	(n)	(4.25)	(17.34)	19.77	6.95	6.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.74	0.67	0.72	0.77	0.81	(a)
Expenses after expense reductions (f)	0.68	(a)	0.74	0.67	0.72	0.77	0.81	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.67	(a)	0.74	N/A	N/A	N/A	N/A
Net investment income	1.03	(a)	0.99	0.98	0.83	0.63	0.61	(a)
Portfolio turnover	36		125	104	84	99	99
Net assets at end of period (000 omitted)	$810		$348	$57	$68	$57	$53

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as

26

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

27

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,086,352,443	$—	$—	$2,086,352,443
Short Term Securities	—	8,434,790	—	8,434,790
Mutual Funds	989	—	—	989
Total Investments	$2,086,353,432	$8,434,790	$—	$2,094,788,222

Short Sales	$(20,799,362)	$—	$—	$(20,799,362)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

28

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Equity Contracts	Purchased Equity Options	$3,059,511	$—

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2010 as reported in the Statement of Operations:

Purchased Options
Equity Contracts	$(2,886,091)

29

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended March 31, 2010 as reported in the Statement of Operations:

Purchased Options
Equity Contracts	$(659,050)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a

30

Notes to Financial Statements (unaudited) – continued

specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2010, this expense amounted to $31,379. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least

31

Notes to Financial Statements (unaudited) – continued

equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

32

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/09
Ordinary income (including any short-term capital gains)	$16,764,401

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10
Cost of investments	$1,908,139,447
Gross appreciation	275,111,522
Gross depreciation	(88,462,747)
Net unrealized appreciation (depreciation)	$186,648,775

As of 9/30/09
Undistributed ordinary income	18,526,637
Capital loss carryforwards	(138,289,526)
Post-October capital loss deferral	(465,783,907)
Other temporary differences	(116,277)
Net unrealized appreciation (depreciation)	64,729,822

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

33

Notes to Financial Statements (unaudited) – continued

As of September 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/11	$(79,360,983)
9/30/17	(58,928,543)
Total	$(138,289,526)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/10	Year ended 9/30/09
Class A	$11,546,077	$9,042,720
Class B	138,930	—
Class C	335,908	—
Class I	6,362,854	7,650,016
Class W	1,672	1,079
Class R1	13,827	—
Class R2	70,786	40,371
Class R3	52,318	29,671
Class R4	5,124	544
Total	$18,527,496	$16,764,401

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,686 for the six months ended March 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service

34

Notes to Financial Statements (unaudited) – continued

fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,552,100
Class B	0.75%	0.25%	1.00%	1.00%	319,063
Class C	0.75%	0.25%	1.00%	1.00%	433,361
Class W	0.10%	—	0.10%	0.10%	73
Class R1	0.75%	0.25%	1.00%	1.00%	15,429
Class R2	0.25%	0.25%	0.50%	0.50%	22,086
Class R3	—	0.25%	0.25%	0.25%	6,652
Total Distribution and Service Fees					$2,348,764

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2010 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2010, were as follows:

Amount
Class A	$25
Class B	35,817
Class C	5,127

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2010, the fee was $550,512, which equated to 0.0560% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $954,206.

35

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2010, these costs for the fund amounted to $386,257 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $5,228 and the Retirement Deferral plan resulted in an expense of $8,207. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2010. The liability for deferred retirement benefits payable to certain

36

Notes to Financial Statements (unaudited) – continued

independent Trustees under both Plans amounted to $133,320 at March 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $55,229 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,000 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,896, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $698,737,287 and $734,504,111, respectively.

37

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,690,199	$80,248,805	25,352,828	$470,648,069
Class B	117,957	2,374,584	321,478	5,128,085
Class C	126,825	2,545,802	284,295	4,502,437
Class I	979,112	21,767,430	5,020,875	79,724,666
Class W	1,653	36,566	1,933	32,311
Class R1	17,808	352,662	28,059	444,026
Class R2	60,340	1,276,195	76,586	1,285,943
Class R3	16,143	354,334	86,888	1,507,884
Class R4	26,378	584,855	14,743	269,684
	5,036,415	$109,541,233	31,187,685	$563,543,105
Shares issued to shareholders in reinvestment of distributions
Class A	492,614	$10,482,822	497,720	$8,177,610
Class B	6,515	129,526	—	—
Class C	13,666	271,454	—	—
Class I	288,820	6,252,960	452,171	7,551,260
Class W	77	1,643	66	1,079
Class R1	705	13,827	—	—
Class R2	3,354	69,989	2,476	39,911
Class R3	2,464	52,318	1,810	29,671
Class R4	241	5,124	33	544
	808,456	$17,279,663	954,276	$15,800,075
Shares reacquired
Class A	(4,480,924)	$(97,218,676)	(14,154,721)	$(236,043,654)
Class B	(691,232)	(14,085,069)	(2,203,274)	(34,341,775)
Class C	(395,218)	(7,968,711)	(1,021,873)	(15,913,905)
Class I	(722,363)	(16,038,802)	(15,243,140)	(233,104,604)
Class W	(66)	(1,440)	(1,449)	(23,704)
Class R1	(17,108)	(340,329)	(61,677)	(933,002)
Class R2	(50,550)	(1,078,520)	(91,720)	(1,509,595)
Class R3	(23,527)	(518,001)	(54,051)	(973,325)
Class R4	(8,004)	(181,672)	(668)	(13,527)
	(6,388,992)	$(137,431,220)	(32,832,573)	$(522,857,091)

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Net change
Class A	(298,111)	$(6,487,049)	11,695,827	$242,782,025
Class B	(566,760)	(11,580,959)	(1,881,796)	(29,213,690)
Class C	(254,727)	(5,151,455)	(737,578)	(11,411,468)
Class I	545,569	11,981,588	(9,770,094)	(145,828,678)
Class W	1,664	36,769	550	9,686
Class R1	1,405	26,160	(33,618)	(488,976)
Class R2	13,144	267,664	(12,658)	(183,741)
Class R3	(4,920)	(111,349)	34,647	564,230
Class R4	18,615	408,307	14,108	256,701
	(544,121)	$(10,610,324)	(690,612)	$56,486,089

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 10%, 9%, 5% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2010, the fund’s commitment fee and interest expense were $15,534 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

39

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,652,341	167,448,960	(172,100,312)	989

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,221	$989

40

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust V, which was held on January 28, 2010, the following actions were taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,399,948,075.088	96,389,305.542
Lawrence H. Cohn, M.D.	6,389,638,688.315	106,698,692.314
Maureen R. Goldfarb	6,395,469,096.965	100,868,283.665
David H. Gunning	6,397,136,099.049	99,201,281.581
William R. Gutow	6,396,395,277.420	99,942,103.210
Michael Hegarty	6,395,168,871.168	101,168,509.462
John P. Kavanaugh	6,401,206,053.613	95,131,327.016
Robert J. Manning	6,380,083,787.740	116,253,592.889
Robert C. Pozen	6,383,308,124.023	113,029,256.607
J. Dale Sherratt	6,390,953,146.899	105,384,233.731
Laurie J. Thomsen	6,398,849,005.606	97,488,375.024
Robert W. Uek	6,392,219,331.798	104,118,048.832

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

42

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Total Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

3/31/10

MTR-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for the recovery we are seeing today.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 17, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	2.6%
JP Morgan Chase & Co.	2.1%
Lockheed Martin Corp.	1.9%
U.S. Treasury Notes, 1.875%, 2014	1.7%
AT&T, Inc.	1.7%
U.S. Treasury Notes, 3.75%, 2018	1.7%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.6%
MetLife, Inc.	1.5%
Bank of New York Mellon Corp.	1.5%

Credit quality (a)(i)
AAA	28.3%
AA	1.4%
A	3.4%
BBB	5.8%
BB	0.4%
B	0.1%
CCC	0.1%
Equities	59.6%
Other	0.9%

Equity sectors
Financial Services	13.3%
Energy	7.7%
Consumer Staples	6.8%
Health Care	6.2%
Industrial Goods & Services	6.0%
Utilities & Communications	5.9%
Retailing	3.7%
Technology	3.3%
Basic Materials	2.1%
Leisure	2.1%
Special Products & Services	1.4%
Autos & Housing	0.8%
Transportation	0.3%

Fixed income sectors (i)
Mortgage-Backed Securities	14.0%
U.S. Treasury Securities	11.2%
High Grade Corporates	9.0%
Commercial Mortgage-Backed Securities	1.9%
Non-U.S. Government Bonds	0.8%
U.S. Government Agencies	0.6%
Emerging Market Bonds	0.6%
Asset-Backed Securities	0.5%
High Yield Corporates	0.3%
Municipal Bonds	0.3%
Collateralized Debt Obligations	0.3%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; and (2) U.S. Government Securities (all of which are given AAA ratings). U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All other rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. U.S. Government Securities are given AAA ratings. Ratings are shown in the S&P scale and are subject to change. Assets not included in the rated securities categories are included in the “Other” category and include unrated securities, cash and cash equivalents.
(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(o)	Less than 0.1%.

Percentages are based on net assets as of 3/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2009 through March 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expenses Paid During Period (p) 10/01/09-3/31/10
A	Actual	0.88%	$1,000.00	$1,066.55	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.54	$4.43
B	Actual	1.53%	$1,000.00	$1,063.78	$7.87
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
C	Actual	1.53%	$1,000.00	$1,063.55	$7.87
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
I	Actual	0.53%	$1,000.00	$1,068.42	$2.73
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
R1	Actual	1.53%	$1,000.00	$1,063.17	$7.87
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
R2	Actual	1.03%	$1,000.00	$1,066.38	$5.31
	Hypothetical (h)	1.03%	$1,000.00	$1,019.80	$5.19
R3	Actual	0.78%	$1,000.00	$1,067.04	$4.02
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
R4	Actual	0.53%	$1,000.00	$1,068.37	$2.73
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
529A	Actual	0.98%	$1,000.00	$1,066.14	$5.05
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
529B	Actual	1.63%	$1,000.00	$1,062.58	$8.38
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20
529C	Actual	1.63%	$1,000.00	$1,063.09	$8.38
	Hypothetical (h)	1.63%	$1,000.00	$1,016.80	$8.20

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.6%
Issuer	Shares/Par	Value ($)

Aerospace - 4.3%
Goodrich Corp.	108,210	$7,630,965
Honeywell International, Inc.	362,170	16,395,436
Lockheed Martin Corp.	1,537,520	127,952,414
Northrop Grumman Corp.	718,790	47,131,060
Precision Castparts Corp.	79,200	10,035,432
United Technologies Corp.	1,190,590	87,639,330

		$296,784,637
Alcoholic Beverages - 0.7%
Diageo PLC	2,421,212	$40,636,533
Heineken N.V.	196,260	10,086,240

		$50,722,773
Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	814,230	$59,845,905

Automotive - 0.3%
Johnson Controls, Inc.	558,740	$18,432,833

Broadcasting - 1.5%
Omnicom Group, Inc.	984,220	$38,197,578
Time Warner, Inc.	251,100	7,851,897
Walt Disney Co.	1,570,070	54,811,144

		$100,860,619
Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	970,530	$18,139,206
Deutsche Boerse AG	111,610	8,272,943
Franklin Resources, Inc.	111,690	12,386,421

		$38,798,570
Business Services - 1.2%
Accenture Ltd., “A”	966,460	$40,542,997
Dun & Bradstreet Corp.	162,190	12,070,180
MasterCard, Inc., “A”	5,402	1,372,108
Visa, Inc., “A”	110,900	10,095,227
Western Union Co.	1,188,200	20,151,872

		$84,232,384

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.2%
Comcast Corp., “Special A”	683,490	$12,282,315

Chemicals - 1.5%
3M Co.	584,250	$48,825,773
Monsanto Co.	119,360	8,524,691
PPG Industries, Inc.	670,590	43,856,586

		$101,207,050
Computer Software - 0.7%
Oracle Corp.	1,926,090	$49,481,252

Computer Software - Systems - 1.4%
Dell, Inc. (a)	850,720	$12,769,307
Hewlett-Packard Co.	812,010	43,158,332
International Business Machines Corp.	326,250	41,841,563

		$97,769,202
Construction - 0.5%
Pulte Homes, Inc. (a)	697,880	$7,851,150
Sherwin-Williams Co.	296,390	20,059,675
Stanley Black & Decker, Inc.	174,971	10,045,085

		$37,955,910
Consumer Products - 1.2%
Clorox Co.	202,760	$13,005,026
Kimberly-Clark Corp.	98,160	6,172,301
Procter & Gamble Co.	984,508	62,289,821

		$81,467,148
Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	176,110	$10,793,782

Electrical Equipment - 1.1%
Danaher Corp.	434,390	$34,712,105
General Electric Co.	585,900	10,663,380
Tyco Electronics Ltd.	562,810	15,466,019
W.W. Grainger, Inc.	136,430	14,750,812

		$75,592,316
Electronics - 0.7%
First Solar, Inc. (a)(l)	33,100	$4,059,715
Intel Corp.	2,024,600	45,067,596

		$49,127,311

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 2.8%
Anadarko Petroleum Corp.	326,210	$23,757,874
Apache Corp.	787,450	79,926,175
Devon Energy Corp.	312,485	20,133,409
EOG Resources, Inc.	303,930	28,247,254
Noble Energy, Inc.	316,350	23,093,550
Occidental Petroleum Corp.	173,500	14,667,690

		$189,825,952
Energy - Integrated - 4.4%
Chevron Corp.	855,395	$64,864,603
ConocoPhillips	175,620	8,986,475
Exxon Mobil Corp.	1,583,608	106,070,064
Hess Corp.	560,160	35,038,008
Marathon Oil Corp.	577,280	18,265,139
TOTAL S.A., ADR	1,158,170	67,197,023

		$300,421,312
Engineering - Construction - 0.2%
Fluor Corp.	234,600	$10,911,246

Food & Beverages - 3.2%
Campbell Soup Co.	401,900	$14,207,165
General Mills, Inc.	401,500	28,422,185
Groupe Danone	164,388	9,902,567
J.M. Smucker Co.	290,793	17,523,186
Kellogg Co.	364,680	19,484,852
Nestle S.A.	1,364,854	69,899,579
PepsiCo, Inc.	868,220	57,441,435

		$216,880,969
Food & Drug Stores - 1.1%
CVS Caremark Corp.	936,409	$34,235,113
Kroger Co.	1,075,290	23,290,781
Walgreen Co.	498,420	18,486,398

		$76,012,292
Gaming & Lodging - 0.1%
Royal Caribbean Cruises Ltd. (a)	34,400	$1,134,856
Starwood Hotels & Resorts Worldwide, Inc.	105,160	4,904,662

		$6,039,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.9%
Kohl’s Corp. (a)	164,700	$9,022,266
Target Corp.	497,440	26,165,344
Wal-Mart Stores, Inc.	429,060	23,855,736

		$59,043,346
Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)	116,930	$7,527,953

Insurance - 4.2%
ACE Ltd.	379,700	$19,858,310
Aflac, Inc.	176,920	9,604,987
Allstate Corp.	828,410	26,765,927
Aon Corp.	398,180	17,006,268
Chubb Corp.	251,420	13,036,127
MetLife, Inc.	2,394,210	103,765,061
Prudential Financial, Inc.	733,080	44,351,340
Travelers Cos., Inc.	910,790	49,128,013

		$283,516,033
Internet - 0.1%
Google, Inc., “A” (a)	16,990	$9,633,500

Leisure & Toys - 0.3%
Hasbro, Inc.	469,460	$17,970,929

Machinery & Tools - 0.4%
Eaton Corp.	322,290	$24,419,913

Major Banks - 8.4%
Bank of America Corp.	3,379,270	$60,319,970
Bank of New York Mellon Corp.	3,305,218	102,065,132
Goldman Sachs Group, Inc.	561,700	95,842,871
JPMorgan Chase & Co.	3,140,371	140,531,602
PNC Financial Services Group, Inc.	502,419	29,994,414
Regions Financial Corp.	2,084,440	16,362,854
State Street Corp.	1,176,340	53,099,988
Wells Fargo & Co.	2,346,350	73,018,412

		$571,235,243
Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	132,000	$8,368,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.9%
Becton, Dickinson & Co.	410,000	$32,279,300
Medtronic, Inc.	970,120	43,684,504
St. Jude Medical, Inc. (a)	540,580	22,190,809
Thermo Fisher Scientific, Inc. (a)	142,590	7,334,830
Waters Corp. (a)	327,320	22,107,193

		$127,596,636
Metals & Mining - 0.1%
Nucor Corp.	16,200	$735,156
United States Steel Corp.	156,210	9,922,459

		$10,657,615
Natural Gas - Distribution - 0.2%
Sempra Energy	247,390	$12,344,761

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	543,110	$12,545,841

Network & Telecom - 0.4%
Cisco Systems, Inc. (a)	523,090	$13,616,033
Nokia Corp., ADR	777,380	12,080,485

		$25,696,518
Oil Services - 0.5%
Halliburton Co.	278,800	$8,400,244
National Oilwell Varco, Inc.	382,490	15,521,444
Schlumberger Ltd.	120,100	7,621,546

		$31,543,234
Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	142,180	$7,856,867

Pharmaceuticals - 4.1%
Abbott Laboratories	1,289,500	$67,930,860
GlaxoSmithKline PLC	446,850	8,581,291
Johnson & Johnson	1,622,360	105,777,872
Merck & Co., Inc.	756,740	28,264,239
Pfizer, Inc.	3,670,135	62,942,815
Roche Holding AG	43,830	7,108,242

		$280,605,319
Railroad & Shipping - 0.1%
Canadian National Railway Co.	162,340	$9,836,181

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	473,590	$35,021,981

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	429,290	$17,995,837
Home Depot, Inc.	412,750	13,352,463
Limited Brands, Inc.	46,300	1,139,906
Staples, Inc.	906,170	21,195,316

		$53,683,522
Telecommunications - Wireless - 0.9%
Vodafone Group PLC	24,347,183	$56,159,213
Vodafone Group PLC, ADR	108,900	2,536,281

		$58,695,494
Telephone Services - 1.9%
AT&T, Inc.	4,431,498	$114,509,908
CenturyTel, Inc.	416,977	14,786,004

		$129,295,912
Tobacco - 1.7%
Altria Group, Inc.	206,310	$4,233,481
Lorillard, Inc.	161,090	12,120,412
Philip Morris International, Inc.	1,944,160	101,407,386

		$117,761,279
Trucking - 0.2%
United Parcel Service, Inc., “B”	230,700	$14,859,387

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	384,650	$13,147,337
CMS Energy Corp.	346,710	5,360,137
Dominion Resources, Inc.	1,051,578	43,230,372
Entergy Corp.	217,520	17,695,252
FPL Group, Inc.	407,720	19,705,108
Northeast Utilities	136,730	3,779,217
NRG Energy, Inc. (a)	470,260	9,828,434
PG&E Corp.	594,020	25,198,328
PPL Corp.	662,110	18,347,068
Public Service Enterprise Group, Inc.	987,090	29,138,897

		$185,430,150
Total Common Stocks (Identified Cost, $3,311,216,690)		$4,060,591,710

Portfolio of Investments (unaudited) – continued

Bonds - 39.1%
Issuer	Shares/Par	Value ($)

Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$3,977,779

Asset Backed & Securitized - 2.7%
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017 (z)	$7,340,263	$6,606,237
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	13,600,000	13,196,314
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.847%, 2040 (z)	8,170,853	2,961,934
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,039,762	147,750
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	2,400,000	2,316,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,820,000	6,601,790
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	257,608	254,951
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	4,043,518
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	9,759,829	8,745,865
Crest G-Star, CDO, FRN, 0.722%, 2016	9,934,551	9,574,920
CWCapital LLC, 5.223%, 2048	9,429,000	9,001,493
GE Commercial Mortgage Corp., FRN, 5.334%, 2044	7,580,000	6,543,760
GMAC Mortgage Corp. Loan Trust, FRN, 5.81%, 2036	6,769,770	3,596,305
HSBC Credit Card Master Note Trust, FRN, 0.78%, 2013	11,831,000	11,817,286
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	773,529
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,090,347	3,940,446
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,020,709
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.236%, 2041	2,279,327	2,361,940
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	7,065,861	7,252,537
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045	7,340,374	7,578,033
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	16,230,000	15,562,910
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	5,520,000	1,353,258
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.467%, 2039	6,500,000	5,656,808
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	9,759,829	8,944,792
Morgan Stanley Capital I, Inc., FRN, 1.089%, 2030 (i)(n)	45,058,807	1,234,972
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	4,278,637
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,242,000	2,654,630
Spirit Master Funding LLC, 5.05%, 2023 (z)	8,300,277	6,980,367

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Structured Asset Securities Corp., FRN, 4.67%, 2035	$3,921,785	$3,546,229
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	6,650,385
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	18,785,000	17,513,077

		$182,711,382
Broadcasting - 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,834,675
News America, Inc., 8.5%, 2025	5,903,000	6,995,698

		$9,830,373
Building - 0.0%
CRH America, Inc., 6.95%, 2012	$1,296,000	$1,408,990

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,095,500
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,635,584

		$15,731,084
Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2015	$1,769,000	$1,776,014
Adobe Systems, Inc., 4.75%, 2020	4,156,000	4,082,189

		$5,858,203
Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$9,016,004

Consumer Products - 0.1%
Fortune Brands, Inc., 5.125%, 2011	$9,636,000	$9,912,091

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$10,085,000	$10,781,349

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,332,575

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$8,779,484

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$4,145,000	$4,860,013
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,513,887
Qtel International Finance Ltd., 7.875%, 2019 (n)	945,000	1,092,171
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	6,340,000	6,764,019

		$14,230,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.0%
Republic of Peru, 7.35%, 2025	$551,000	$639,160

Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$7,755,655
Ocean Energy, Inc., 7.25%, 2011	6,083,000	6,583,649

		$14,339,304
Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$1,740,000	$2,120,973
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,755,788
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,157,910
Petro-Canada, 6.05%, 2018	9,475,000	10,200,927

		$22,235,598
Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,578,792

Food & Beverages - 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$7,380,000	$9,338,438
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	3,082,000	3,520,905
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,500,988

		$20,360,331
Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,310,344

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$6,500,606

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$8,503,000	$7,240,305
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,585,814
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,398,126

		$12,224,245
Insurance - Property & Casualty - 0.3%
Allstate Corp., 5.55%, 2035	$7,742,000	$7,434,813
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	6,872,688
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	770,000	723,246
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,925,000	2,764,125

		$17,794,872

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,890,000	$4,952,357
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,263,571
Irish Life & Permanent PLC, 3.6%, 2013 (n)	8,600,000	8,581,897
KFW International Finance, Inc., 4.875%, 2019	7,250,000	7,778,184
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,292,977
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,205,109

		$46,074,095
Local Authorities - 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$5,865,000	$6,650,910
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	5,815,000	6,771,160

		$13,422,070
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,188,335

Major Banks - 1.7%
Bank of America Corp., 7.375%, 2014	$2,825,000	$3,176,828
Bank of America Corp., 5.49%, 2019	4,135,000	4,027,966
Bank of America Corp., 7.625%, 2019	3,980,000	4,552,575
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,088,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	3,949,764
Credit Suisse New York, 5.5%, 2014	8,200,000	8,925,142
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,943,000	5,122,184
Goldman Sachs Group, Inc., 6%, 2014	4,650,000	5,091,676
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,521,216
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,449,003
JPMorgan Chase Capital XXVII, 7%, 2039	3,980,000	4,061,606
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,310,807
Morgan Stanley, 5.75%, 2016	6,120,000	6,362,670
Morgan Stanley, 6.625%, 2018	6,920,000	7,380,727
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,495,000	3,465,457
PNC Funding Corp., 5.625%, 2017	6,510,000	6,717,233
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	11,258,035
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,881,221
Wachovia Corp., 5.25%, 2014	4,613,000	4,845,435

		$112,187,545
Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$4,803,000	$5,060,205
CareFusion Corp., 6.375%, 2019	6,240,000	6,823,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Hospira, Inc., 5.55%, 2012	$3,080,000	$3,275,503
Hospira, Inc., 6.05%, 2017	5,813,000	6,243,581

		$21,403,060
Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$9,913,000	$10,405,745
Vale Overseas Ltd., 6.875%, 2039	3,005,000	3,113,625

		$13,519,370
Mortgage Backed - 14.0%
Fannie Mae, 6.33%, 2011	$1,361,997	$1,409,976
Fannie Mae, 4.01%, 2013	976,443	1,022,809
Fannie Mae, 4.02%, 2013	3,069,955	3,218,563
Fannie Mae, 4.767%, 2013	545,815	578,485
Fannie Mae, 4.6%, 2014	5,156,537	5,487,745
Fannie Mae, 4.63%, 2014	2,435,549	2,592,476
Fannie Mae, 4.777%, 2014	189,821	201,704
Fannie Mae, 4.839%, 2014	4,344,751	4,647,112
Fannie Mae, 4.88%, 2014 - 2020	1,566,653	1,671,279
Fannie Mae, 4.566%, 2015	344,216	364,681
Fannie Mae, 4.78%, 2015	2,337,169	2,489,673
Fannie Mae, 4.856%, 2015	651,907	692,190
Fannie Mae, 4.921%, 2015	4,663,205	5,007,188
Fannie Mae, 5.19%, 2015	1,356,581	1,472,733
Fannie Mae, 5.09%, 2016	2,000,000	2,153,520
Fannie Mae, 5.66%, 2016	1,258,093	1,392,999
Fannie Mae, 5.05%, 2017	2,495,085	2,682,464
Fannie Mae, 5.5%, 2017 - 2035	181,944,810	193,337,689
Fannie Mae, 6%, 2017 - 2037	100,549,388	108,677,413
Fannie Mae, 4.5%, 2018 - 2035	33,140,250	34,342,220
Fannie Mae, 5%, 2018 - 2039	105,977,057	110,121,519
Fannie Mae, 7.5%, 2030 - 2032	1,069,498	1,210,851
Fannie Mae, 6.5%, 2031 - 2037	37,330,718	41,067,554
Freddie Mac, 6%, 2016 - 2037	60,049,359	64,983,414
Freddie Mac, 5%, 2017 - 2039	117,278,390	122,095,840
Freddie Mac, 4.5%, 2019 - 2039	57,502,270	58,793,003
Freddie Mac, 5.085%, 2019	6,789,000	7,176,568
Freddie Mac, 5.5%, 2019 - 2035	52,662,477	55,992,820
Freddie Mac, 6.5%, 2034 - 2037	16,223,759	17,763,046
Ginnie Mae, 5.5%, 2032 - 2035	22,557,218	24,051,704
Ginnie Mae, 6%, 2032 - 2038	19,006,642	20,471,915
Ginnie Mae, 4.5%, 2033 - 2034	6,043,701	6,162,644
Ginnie Mae, 5%, 2033 - 2039	45,350,101	47,270,025

		$950,603,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,195,000	$3,644,121
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,861,329
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	12,025,000	14,564,199

		$23,069,649
Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,975,329
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	5,728,615
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,418,979
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,911,414
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,279,382

		$31,313,719
Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$7,579,455
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,384,521
Telefonica Europe B.V., 7.75%, 2010	3,298,000	3,397,685
Verizon New York, Inc., 6.875%, 2012	11,404,000	12,417,245

		$27,778,906
Oils - 0.2%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,816,882

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$6,317,000	$6,597,330
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,518,320
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,005,274
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,937,514
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	2,950,822
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,262,835
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	11,124,000
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	15,761,001

		$63,157,096
Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$9,860,000	$10,997,262
Pfizer, Inc., 7.2%, 2039	3,040,000	3,707,544
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	9,260,948

		$23,965,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$618,000	$650,151

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,055,939
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	11,280,210
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,883,396
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	5,235,692
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,225,937

		$22,681,174
Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$2,896,000	$2,810,357
Limited Brands, Inc., 5.25%, 2014	6,288,000	6,288,000
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	11,796,521

		$20,894,878
Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,478,676

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$3,852,000	$4,029,346
Rogers Communications, Inc., 6.8%, 2018	8,529,000	9,702,155

		$13,731,501
Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$4,662,000	$5,007,505

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$6,578,447

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,270,190
Small Business Administration, 8.8%, 2011	5,748	5,837
Small Business Administration, 4.35%, 2023	1,408,907	1,465,014
Small Business Administration, 4.77%, 2024	3,678,173	3,859,217
Small Business Administration, 5.18%, 2024	5,848,670	6,182,768
Small Business Administration, 5.52%, 2024	3,733,675	3,968,435
Small Business Administration, 4.99%, 2024	5,165,778	5,426,150
Small Business Administration, 4.95%, 2025	4,105,211	4,329,203

		$35,506,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bonds, 2.375%, 2010	$4,813,000	$4,855,677
U.S. Treasury Bonds, 2%, 2013	11,523,000	11,542,808
U.S. Treasury Bonds, 4.75%, 2017	2,870,000	3,139,286
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	2,970,953
U.S. Treasury Bonds, 6%, 2026	6,445,000	7,601,072
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	14,724,919
U.S. Treasury Bonds, 5.25%, 2029	21,388,000	23,272,818
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,188,313
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	5,789,990
U.S. Treasury Bonds, 5%, 2037	39,586,000	41,682,831
U.S. Treasury Notes, 1.5%, 2010	65,192,000	65,645,280
U.S. Treasury Notes, 0.875%, 2011	44,324,000	44,505,817
U.S. Treasury Notes, 5.125%, 2011	64,804,000	68,489,728
U.S. Treasury Notes, 4.125%, 2012	40,921,000	43,734,319
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,619,869
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,417,975
U.S. Treasury Notes, 3.125%, 2013	65,703,000	68,510,752
U.S. Treasury Notes, 2.75%, 2013	54,555,000	56,136,222
U.S. Treasury Notes, 1.5%, 2013	16,019,000	15,723,642
U.S. Treasury Notes, 1.875%, 2014	115,979,000	114,574,610
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,270,232
U.S. Treasury Notes, 4.25%, 2015	856,000	924,213
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,489,485
U.S. Treasury Notes, 3.75%, 2018	110,829,000	111,668,862

		$755,479,673
Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$13,755,771	$14,060,256
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	5,916,273
Exelon Generation Co. LLC, 6.25%, 2039	3,020,000	3,053,827
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	13,689,565
Oncor Electric Delivery Co., 7%, 2022	8,725,000	9,946,491
PSEG Power LLC, 6.95%, 2012	6,285,000	6,933,744
PSEG Power LLC, 5.32%, 2016 (n)	5,099,000	5,315,947
System Energy Resources, Inc., 5.129%, 2014 (z)	2,366,576	2,404,252
Waterford 3 Funding Corp., 8.09%, 2017	5,571,041	5,602,351

		$66,922,706
Total Bonds (Identified Cost, $2,609,190,828)		$2,664,984,484

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value	51,357,067	$51,357,067

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.0%
Issuer	Shares/Par	Value ($)

Morgan Stanley Repurchase Agreement, 0.01%, dated 3/31/10, due 4/01/10, total to be received $3,096,920 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,165,814 in an individually traded account), at Cost	$3,096,919	$3,096,919
Total Investments (Identified Cost, $5,974,861,504)		$6,780,030,180

Other Assets, Less Liabilities - 0.5%		31,985,823
Net Assets - 100.0%		$6,812,016,003

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $191,936,951, representing 2.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017	3/19/10	$6,791,291	$6,606,237
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.847%, 2040	3/01/06	8,170,853	2,961,934
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06	2,316,810	2,316,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	8,212,033	6,980,367
System Energy Resources, Inc., 5.129%, 2014	4/16/04	2,366,576	2,404,252
Total Restricted Securities			$21,268,790
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,923,504,437)	$6,728,673,113
Underlying funds, at cost and value	51,357,067
Total investments, at value, including $3,044,786 of securities on loan (identified cost, $5,974,861,504)	$6,780,030,180
Cash	30,537
Receivables for
Investments sold	33,386,910
Fund shares sold	6,426,417
Interest and dividends	28,807,006
Other assets	116,609
Total assets	$6,848,797,659
Liabilities
Payables for
Distributions	$1,772,890
Investments purchased	14,618,458
Fund shares reacquired	14,022,799
Collateral for securities loaned, at value	3,096,919
Payable to affiliates
Investment adviser	130,657
Shareholder servicing costs	2,379,795
Distribution and service fees	180,835
Administrative services fee	5,667
Program manager fees	103
Payable for independent Trustees’ compensation	211,078
Accrued expenses and other liabilities	362,455
Total liabilities	$36,781,656
Net assets	$6,812,016,003
Net assets consist of
Paid-in capital	$7,246,755,455
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	805,203,200
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,229,163,332)
Accumulated distributions in excess of net investment income	(10,779,320)
Net assets	$6,812,016,003
Shares of beneficial interest outstanding	503,320,710

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,471,102,513	330,590,353	$13.52
Class B	692,424,929	51,190,388	13.53
Class C	880,431,383	64,796,752	13.59
Class I	93,062,657	6,881,326	13.52
Class R1	17,851,280	1,321,113	13.51
Class R2	168,194,166	12,407,079	13.56
Class R3	160,696,245	11,875,325	13.53
Class R4	309,440,599	22,867,796	13.53
Class 529A	9,060,561	671,202	13.50
Class 529B	4,865,441	359,791	13.52
Class 529C	4,886,229	359,585	13.59

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.34 [100 / 94.25 x $13.52] and $14.32 [100 / 94.25 x $13.50], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$66,555,613
Dividends	43,342,610
Dividends from underlying funds	42,761
Foreign taxes withheld	(37,661)
Total investment income	$109,903,323
Expenses
Management fee	$11,717,629
Distribution and service fees	16,393,036
Program manager fees	8,848
Shareholder servicing costs	4,851,950
Administrative services fee	495,583
Independent Trustees’ compensation	84,950
Custodian fee	154,558
Shareholder communications	226,438
Auditing fees	32,823
Legal fees	81,510
Miscellaneous	272,508
Total expenses	$34,319,833
Fees paid indirectly	(293)
Reduction of expenses by investment adviser	(13,321)
Net expenses	$34,306,219
Net investment income	$75,597,104
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$8,464,769
Foreign currency transactions	(125,203)
Net realized gain (loss) on investments and foreign currency transactions	$8,339,566
Change in unrealized appreciation (depreciation)
Investments	$345,689,660
Translation of assets and liabilities in foreign currencies	25,556
Net unrealized gain (loss) on investments and foreign currency translation	$345,715,216
Net realized and unrealized gain (loss) on investments and foreign currency	$354,054,782
Change in net assets from operations	$429,651,886

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/10 (unaudited)	Year ended 9/30/09
From operations
Net investment income	$75,597,104	$175,412,922
Net realized gain (loss) on investments and foreign currency transactions	8,339,566	(1,075,573,525)
Net unrealized gain (loss) on investments and foreign currency translation	345,715,216	760,679,650
Change in net assets from operations	$429,651,886	$(139,480,953)
Distributions declared to shareholders
From net investment income	$(81,012,113)	$(187,256,284)
Change in net assets from fund share transactions	$(245,127,698)	$(880,211,729)
Total change in net assets	$103,512,075	$(1,206,948,966)
Net assets
At beginning of period	6,708,503,928	7,915,452,894
At end of period (including accumulated distributions in excess of net investment income of $10,779,320 and $5,364,311, respectively)	$6,812,016,003	$6,708,503,928

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 3/31/10 (unaudited)		Years ended 9/30
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.84		$13.17	$16.86	$16.06	$16.11	$15.43
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.39	$0.44	$0.40	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.31)	(2.36)	1.38	0.68	1.08
Total from investment operations	$0.85		$0.03	$(1.97)	$1.82	$1.08	$1.47
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.41)	$(0.48)	$(0.42)	$(0.40)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(1.72)	$(1.02)	$(1.13)	$(0.79)
Net asset value, end of period	$13.52		$12.84	$13.17	$16.86	$16.06	$16.11
Total return (%) (r)(s)(t)	6.66	(n)	0.61	(12.77)	11.65	7.16	9.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.92	0.87	0.87	0.90	0.91
Expenses after expense reductions (f)	0.88	(a)	0.92	0.87	0.87	0.90	0.91
Net investment income	2.39	(a)	2.94	2.62	2.63	2.56	2.43
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$4,471,103		$4,373,436	$5,025,291	$7,017,623	$7,157,485	$7,371,678

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 3/31/10 (unaudited)		Years ended 9/30
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.84		$13.17	$16.85	$16.06	$16.10	$15.42
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.29	$0.33	$0.30	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(0.31)	(2.35)	1.37	0.69	1.09
Total from investment operations	$0.81		$(0.05)	$(2.06)	$1.70	$0.99	$1.37
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.28)	$(0.31)	$(0.37)	$(0.32)	$(0.30)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.12)		$(0.28)	$(1.62)	$(0.91)	$(1.03)	$(0.69)
Net asset value, end of period	$13.53		$12.84	$13.17	$16.85	$16.06	$16.10
Total return (%) (r)(s)(t)	6.38	(n)	(0.05)	(13.30)	10.87	6.54	9.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.57	1.52	1.52	1.55	1.56
Expenses after expense reductions (f)	1.53	(a)	1.57	1.52	1.52	1.55	1.56
Net investment income	1.75	(a)	2.32	1.96	1.98	1.91	1.79
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$692,425		$775,219	$1,148,445	$1,844,219	$2,245,907	$2,745,051

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 3/31/10 (unaudited)		Years ended 9/30
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.90		$13.23	$16.92	$16.12	$16.16	$15.48
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.29	$0.33	$0.30	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(0.31)	(2.36)	1.38	0.69	1.09
Total from investment operations	$0.82		$(0.05)	$(2.07)	$1.71	$0.99	$1.37
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.31)	$(0.37)	$(0.32)	$(0.30)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.13)		$(0.28)	$(1.62)	$(0.91)	$(1.03)	$(0.69)
Net asset value, end of period	$13.59		$12.90	$13.23	$16.92	$16.12	$16.16
Total return (%) (r)(s)(t)	6.36	(n)	(0.04)	(13.30)	10.90	6.52	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.57	1.52	1.52	1.55	1.56
Expenses after expense reductions (f)	1.53	(a)	1.57	1.52	1.52	1.55	1.56
Net investment income	1.74	(a)	2.29	1.97	1.98	1.91	1.78
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$880,431		$861,667	$1,014,651	$1,424,639	$1,488,592	$1,689,457

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.84		$13.17	$16.85	$16.06	$16.11	$15.42
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.44	$0.50	$0.45	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.31)	(2.35)	1.37	0.69	1.09
Total from investment operations	$0.87		$0.07	$(1.91)	$1.87	$1.14	$1.53
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.46)	$(0.54)	$(0.48)	$(0.45)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.19)		$(0.40)	$(1.77)	$(1.08)	$(1.19)	$(0.84)
Net asset value, end of period	$13.52		$12.84	$13.17	$16.85	$16.06	$16.11
Total return (%) (r)(s)	6.84	(n)	0.96	(12.40)	11.98	7.54	10.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.57	0.52	0.52	0.55	0.56
Expenses after expense reductions (f)	0.53	(a)	0.57	0.52	0.52	0.55	0.56
Net investment income	2.75	(a)	3.30	2.97	2.98	2.91	2.78
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$93,063		$104,557	$155,134	$269,510	$242,806	$211,140

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.83		$13.16	$16.84	$16.06	$16.10	$15.77
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.29	$0.30	$0.28	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(0.30)	(2.35)	1.38	0.70	0.33
Total from investment operations	$0.81		$(0.04)	$(2.06)	$1.68	$0.98	$0.45
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)	$(0.36)	$(0.31)	$(0.12)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	—
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(1.62)	$(0.90)	$(1.02)	$(0.12)
Net asset value, end of period	$13.51		$12.83	$13.16	$16.84	$16.06	$16.10
Total return (%) (r)(s)	6.32	(n)	(0.04)	(13.32)	10.75	6.43	2.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.57	1.56	1.66	1.74	1.77	(a)
Expenses after expense reductions (f)	1.53	(a)	1.57	1.56	1.62	1.64	1.77	(a)
Net investment income	1.74	(a)	2.29	1.93	1.83	1.83	1.43	(a)
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$17,851		$16,811	$19,505	$16,936	$5,289	$1,901

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R2			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.87		$13.20	$16.89	$16.10	$16.14	$15.46
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.36	$0.38	$0.36	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(0.31)	(2.36)	1.38	0.69	1.10
Total from investment operations	$0.85		$0.01	$(2.00)	$1.76	$1.05	$1.41
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.38)	$(0.43)	$(0.38)	$(0.34)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(1.69)	$(0.97)	$(1.09)	$(0.73)
Net asset value, end of period	$13.56		$12.87	$13.20	$16.89	$16.10	$16.14
Total return (%) (r)(s)	6.64	(n)	0.46	(12.90)	11.25	6.90	9.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.07	1.05	1.22	1.29	1.31
Expenses after expense reductions (f)	1.03	(a)	1.07	1.05	1.17	1.19	1.31
Net investment income	2.24	(a)	2.79	2.45	2.30	2.28	1.95
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$168,194		$152,115	$166,407	$102,667	$51,797	$26,576

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.85		$13.18	$16.86	$16.07	$16.11	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.40	$0.42	$0.39	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.30)	(2.35)	1.38	0.70	0.34
Total from investment operations	$0.85		$0.04	$(1.95)	$1.80	$1.09	$0.51
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.42)	$(0.47)	$(0.42)	$(0.18)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	—
Total distributions declared to shareholders	$(0.17)		$(0.37)	$(1.73)	$(1.01)	$(1.13)	$(0.18)
Net asset value, end of period	$13.53		$12.85	$13.18	$16.86	$16.07	$16.11
Total return (%) (r)(s)	6.70	(n)	0.71	(12.65)	11.54	7.17	3.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.82	0.81	0.92	0.94	0.96	(a)
Expenses after expense reductions (f)	0.78	(a)	0.82	0.81	0.92	0.94	0.96	(a)
Net investment income	2.48	(a)	3.00	2.68	2.54	2.55	2.22	(a)
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$160,696		$142,968	$106,360	$133,204	$57,485	$2,134

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.85		$13.18	$16.86	$16.06	$16.11	$15.78
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.43	$0.50	$0.45	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.31)	(2.34)	1.36	0.67	0.33
Total from investment operations	$0.87		$0.07	$(1.91)	$1.86	$1.12	$0.54
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.46)	$(0.52)	$(0.46)	$(0.21)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	—
Total distributions declared to shareholders	$(0.19)		$(0.40)	$(1.77)	$(1.06)	$(1.17)	$(0.21)
Net asset value, end of period	$13.53		$12.85	$13.18	$16.86	$16.06	$16.11
Total return (%) (r)(s)	6.84	(n)	0.96	(12.42)	11.93	7.43	3.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.57	0.54	0.63	0.65	0.67	(a)
Expenses after expense reductions (f)	0.53	(a)	0.57	0.54	0.63	0.64	0.67	(a)
Net investment income	2.74	(a)	3.27	2.94	2.85	2.80	2.65	(a)
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$309,441		$264,796	$257,120	$202,523	$10,122	$52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.82		$13.15	$16.83	$16.04	$16.08	$15.40
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.36	$0.39	$0.36	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.31)	(2.35)	1.38	0.69	1.08
Total from investment operations	$0.84		$0.02	$(1.99)	$1.77	$1.05	$1.43
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.38)	$(0.44)	$(0.38)	$(0.36)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(1.69)	$(0.98)	$(1.09)	$(0.75)
Net asset value, end of period	$13.50		$12.82	$13.15	$16.83	$16.04	$16.08
Total return (%) (r)(s)(t)	6.61	(n)	0.50	(12.88)	11.34	6.97	9.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.02	1.05	1.12	1.15	1.16
Expenses after expense reductions (f)	0.98	(a)	1.02	1.05	1.12	1.14	1.16
Net investment income	2.29	(a)	2.84	2.44	2.37	2.32	2.16
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$9,061		$8,228	$13,149	$14,753	$12,360	$9,923

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.84		$13.17	$16.85	$16.06	$16.11	$15.42
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.27	$0.29	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.31)	(2.35)	1.37	0.68	1.10
Total from investment operations	$0.80		$(0.06)	$(2.08)	$1.66	$0.94	$1.34
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.29)	$(0.33)	$(0.28)	$(0.26)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.12)		$(0.27)	$(1.60)	$(0.87)	$(0.99)	$(0.65)
Net asset value, end of period	$13.52		$12.84	$13.17	$16.85	$16.06	$16.11
Total return (%) (r)(s)(t)	6.26	(n)	(0.14)	(13.44)	10.61	6.21	8.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.67	1.70	1.77	1.80	1.81
Expenses after expense reductions (f)	1.63	(a)	1.67	1.70	1.77	1.79	1.81
Net investment income	1.64	(a)	2.19	1.79	1.72	1.67	1.52
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$4,865		$4,609	$5,018	$5,809	$5,069	$4,477

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/10 (unaudited)		Years ended 9/30
Class 529C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.90		$13.23	$16.92	$16.12	$16.17	$15.48
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.27	$0.29	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(0.31)	(2.36)	1.38	0.68	1.10
Total from investment operations	$0.81		$(0.06)	$(2.09)	$1.67	$0.94	$1.34
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.29)	$(0.33)	$(0.28)	$(0.26)
From net realized gain on investments	—		—	(1.31)	(0.54)	(0.71)	(0.39)
Total distributions declared to shareholders	$(0.12)		$(0.27)	$(1.60)	$(0.87)	$(0.99)	$(0.65)
Net asset value, end of period	$13.59		$12.90	$13.23	$16.92	$16.12	$16.17
Total return (%) (r)(s)(t)	6.31	(n)	(0.14)	(13.45)	10.63	6.18	8.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.67	1.70	1.77	1.80	1.81
Expenses after expense reductions (f)	1.63	(a)	1.67	1.70	1.77	1.79	1.81
Net investment income	1.64	(a)	2.18	1.79	1.72	1.67	1.53
Portfolio turnover	13		56	53	45	48	50
Net assets at end of period (000 omitted)	$4,886		$4,100	$4,372	$5,342	$4,566	$3,890

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party

Notes to Financial Statements (unaudited) – continued

pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,060,591,710	$—	$—	$4,060,591,710
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	794,964,266	—	794,964,266
Non-U.S. Sovereign Debt	—	66,422,021	—	66,422,021
Municipal Bonds	—	23,069,649	—	23,069,649
Corporate Bonds	—	484,908,967	—	484,908,967
Residential Mortgage-Backed Securities	—	969,125,842	—	969,125,842
Commercial Mortgage-Backed Securities	—	130,912,985	—	130,912,985
Asset-Backed Securities (including CDOs)	—	33,276,377	—	33,276,377
Foreign Bonds	—	162,304,377	—	162,304,377
Short Term Securities	—	3,096,919	—	3,096,919
Mutual Funds	51,357,067	—	—	51,357,067
Total Investments	$4,111,948,777	$2,668,081,403	$—	$6,780,030,180

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Notes to Financial Statements (unaudited) – continued

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended March 31, 2010, the fund did not invest in any derivative instruments.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or

Notes to Financial Statements (unaudited) – continued

U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended March 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/09
Ordinary income (including any short-term capital gains)	$187,256,284
Long-term capital gain	—
Total distributions	$187,256,284

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/10
Cost of investments	$6,273,245,420
Gross appreciation	609,216,995
Gross depreciation	(102,432,235)
Net unrealized appreciation (depreciation)	$506,784,760

Notes to Financial Statements (unaudited) – continued

As of 9/30/09
Undistributed ordinary income	8,594,490
Capital loss carryforwards	(166,059,755)
Post-October capital loss deferral	(779,211,858)
Other temporary differences	(13,909,610)
Net unrealized appreciation (depreciation)	167,207,508

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(166,059,755)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/10	Year ended 9/30/09
Class A	$56,000,440	$126,297,399
Class B	6,839,792	20,277,427
Class C	8,218,946	19,775,947
Class I	1,506,044	4,631,981
Class R1	166,163	398,556
Class R2	1,913,813	4,021,809
Class R3	2,045,912	3,842,079
Class R4	4,131,331	7,606,319
Class 529A	106,864	218,920
Class 529B	42,551	98,716
Class 529C	40,257	87,131
Total	$81,012,113	$187,256,284

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Effective December 1, 2007, if at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $11.5 billion and the total expenses for Class A exceed 0.87% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.87% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $12.5 billion and the total expenses for Class A exceed 0.85% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.85% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least November 30, 2012. For the six months ended March 31, 2010, the fund’s fiscal year-to-date average daily net assets did not exceed the limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $357,968 and $4,897 for the six months ended March 31, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$7,654,766
Class B	0.75%	0.25%	1.00%	1.00%	3,667,986
Class C	0.75%	0.25%	1.00%	1.00%	4,335,303
Class R1	0.75%	0.25%	1.00%	1.00%	86,156
Class R2	0.25%	0.25%	0.50%	0.50%	397,226
Class R3	—	0.25%	0.25%	0.25%	191,135
Class 529A	0.10%	0.25%	0.35%	0.35%	15,086
Class 529B	0.75%	0.25%	1.00%	1.00%	23,405
Class 529C	0.75%	0.25%	1.00%	1.00%	21,973
Total Distribution and Service Fees					$16,393,036

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2010 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually.

Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2010, were as follows:

Amount
Class A	$2,624
Class B	343,269
Class C	21,999
Class 529B	269
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the

Notes to Financial Statements (unaudited) – continued

Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2010, were as follows:

Amount
Class 529A	$4,310
Class 529B	2,341
Class 529C	2,197
Total Program Manager Fees	$8,848

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2010, the fee was $1,448,649, which equated to 0.0432% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,403,301.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2010 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement

Notes to Financial Statements (unaudited) – continued

deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $5,882 and the Retirement Deferral plan resulted in an expense of $4,395. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $137,278 at March 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $55,228 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $42,070 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $13,321, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with

Notes to Financial Statements (unaudited) – continued

preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$304,716,304	$144,880,174
Investments (non-U.S. Government securities)	$568,015,097	$923,949,853

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,343,080	$281,302,488	48,718,837	$554,847,091
Class B	1,901,758	25,001,628	4,314,406	49,261,116
Class C	4,196,458	55,323,798	10,083,322	115,450,820
Class I	659,583	8,669,816	3,027,889	35,396,239
Class R1	183,221	2,410,790	323,612	3,718,024
Class R2	2,228,456	29,359,335	3,349,169	38,630,913
Class R3	2,249,689	29,586,614	6,271,690	69,943,233
Class R4	4,291,877	56,431,024	6,283,311	72,810,263
Class 529A	61,571	805,539	103,768	1,174,256
Class 529B	16,159	212,235	20,324	231,911
Class 529C	72,269	959,399	64,947	734,007
	37,204,121	$490,062,666	82,561,275	$942,197,873
Shares issued to shareholders in reinvestment of distributions
Class A	3,808,282	$49,819,580	9,830,098	$112,226,959
Class B	469,382	6,135,759	1,591,368	18,082,179
Class C	449,005	5,899,841	1,247,074	14,274,393
Class I	100,105	1,308,553	398,368	4,538,644
Class R1	12,713	166,163	34,968	397,842
Class R2	124,853	1,638,016	294,342	3,370,145
Class R3	156,005	2,043,149	335,016	3,832,281
Class R4	227,327	2,978,006	485,610	5,558,014
Class 529A	8,182	106,864	19,183	218,808
Class 529B	3,253	42,546	8,659	98,698
Class 529C	3,059	40,235	7,600	87,052
	5,362,166	$70,178,712	14,252,286	$162,685,015

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/10		Year ended 9/30/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(35,065,300)	$(460,419,003)	(99,520,967)	$(1,122,404,462)
Class B	(11,535,113)	(152,353,317)	(32,739,615)	(369,218,845)
Class C	(6,630,634)	(87,507,975)	(21,233,784)	(239,060,154)
Class I	(2,019,815)	(26,642,512)	(7,063,654)	(87,029,708)
Class R1	(184,816)	(2,431,794)	(531,227)	(6,052,126)
Class R2	(1,762,167)	(23,266,453)	(4,431,566)	(50,360,031)
Class R3	(1,655,331)	(21,824,031)	(3,552,061)	(40,067,770)
Class R4	(2,256,796)	(29,710,278)	(5,671,693)	(63,983,470)
Class 529A	(40,338)	(529,524)	(481,290)	(5,376,525)
Class 529B	(18,474)	(241,851)	(51,111)	(573,439)
Class 529C	(33,433)	(442,338)	(85,244)	(968,087)
	(61,202,217)	$(805,369,076)	(175,362,212)	$(1,985,094,617)
Net change
Class A	(9,913,938)	$(129,296,935)	(40,972,032)	$(455,330,412)
Class B	(9,163,973)	(121,215,930)	(26,833,841)	(301,875,550)
Class C	(1,985,171)	(26,284,336)	(9,903,388)	(109,334,941)
Class I	(1,260,127)	(16,664,143)	(3,637,397)	(47,094,825)
Class R1	11,118	145,159	(172,647)	(1,936,260)
Class R2	591,142	7,730,898	(788,055)	(8,358,973)
Class R3	750,363	9,805,732	3,054,645	33,707,744
Class R4	2,262,408	29,698,752	1,097,228	14,384,807
Class 529A	29,415	382,879	(358,339)	(3,983,461)
Class 529B	938	12,930	(22,128)	(242,830)
Class 529C	41,895	557,296	(12,697)	(147,028)
	(18,635,930)	$(245,127,698)	(78,548,651)	$(880,211,729)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2010, the fund’s

Notes to Financial Statements (unaudited) – continued

commitment fee and interest expense were $56,223 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,008,142	529,708,343	(539,359,418)	51,357,067

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,761	$51,357,067

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust V, which was held on January 28, 2010, the following actions were taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,399,948,075.088	96,389,305.542
Lawrence H. Cohn, M.D.	6,389,638,688.315	106,698,692.314
Maureen R. Goldfarb	6,395,469,096.965	100,868,283.665
David H. Gunning	6,397,136,099.049	99,201,281.581
William R. Gutow	6,396,395,277.420	99,942,103.210
Michael Hegarty	6,395,168,871.168	101,168,509.462
John P. Kavanaugh	6,401,206,053.613	95,131,327.016
Robert J. Manning	6,380,083,787.740	116,253,592.889
Robert C. Pozen	6,383,308,124.023	113,029,256.607
J. Dale Sherratt	6,390,953,146.899	105,384,233.731
Laurie J. Thomsen	6,398,849,005.606	97,488,375.024
Robert W. Uek	6,392,219,331.798	104,118,048.832

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature Shareholders 1-800-225-2606	c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.